UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number: 811-02071

Exact name of registrant as specified in charter: Delaware Group® Income Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: July 31

Date of reporting period: January 31, 2010

Item 1. Reports to Stockholders

Semiannual report Delaware Corporate Bond Fund Delaware Extended Duration Bond Fund January 31, 2010 Fixed income mutual funds
This semiannual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund.

The figures in the semiannual report for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments®  Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at www.delawareinvestments.com.

Manage your investments online

  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions
On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Funds’ prospectus and any supplements thereto for more complete information.

Investments in Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type and credit quality breakdowns	3
Statements of net assets	7
Statements of assets and liabilities	42
Statements of operations	44
Statements of changes in net assets	46
Financial highlights	50
Notes to financial statements	70
Other Fund information	92
About the organization	100

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period August 1, 2009 to January 31, 2010

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2009 to January 31, 2010.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Corporate Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/09	1/31/10	Expense Ratio	8/1/09 to 1/31/10*
Actual Fund return
Class A	$1,000.00	$1,110.70	0.92%	$4.89
Class B	1,000.00	1,106.60	1.67%	8.87
Class C	1,000.00	1,104.50	1.67%	8.86
Class R	1,000.00	1,109.20	1.17%	6.22
Institutional Class	1,000.00	1,112.10	0.67%	3.57
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.57	0.92%	$4.69
Class B	1,000.00	1,016.79	1.67%	8.49
Class C	1,000.00	1,016.79	1.67%	8.49
Class R	1,000.00	1,019.31	1.17%	5.96
Institutional Class	1,000.00	1,021.83	0.67%	3.41

Delaware Extended Duration Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/09	1/31/10	Expense Ratio	8/1/09 to 1/31/10*
Actual Fund return
Class A	$1,000.00	$1,113.60	0.92%	$4.90
Class B	1,000.00	1,109.60	1.67%	8.88
Class C	1,000.00	1,109.40	1.67%	8.88
Class R	1,000.00	1,112.10	1.17%	6.23
Institutional Class	1,000.00	1,115.20	0.67%	3.57
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.57	0.92%	$4.69
Class B	1,000.00	1,016.79	1.67%	8.49
Class C	1,000.00	1,016.79	1.67%	8.49
Class R	1,000.00	1,019.31	1.17%	5.96
Institutional Class	1,000.00	1,021.83	0.67%	3.41

*“Expenses Paid During Period” are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Security type and credit quality breakdowns
Delaware Corporate Bond Fund	As of January 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type	Percentage of net assets
Commercial Mortgage-Backed Securities	1.01%
Convertible Bonds	1.46%
Corporate Bonds	87.59%
Banking	16.32%
Basic Industry	5.94%
Brokerage	3.89%
Capital Goods	3.99%
Communications	15.39%
Consumer Cyclical	4.95%
Consumer Non-Cyclical	4.12%
Electric	8.20%
Energy	5.18%
Finance Companies	6.69%
Insurance	2.71%
Natural Gas	7.32%
Real Estate	1.57%
Technology	1.32%
Municipal Bonds	1.16%
Non-Agency Asset-Backed Securities	0.94%
Non-Agency Collateralized Mortgage Obligations	0.27%
Regional Authority	0.16%
Senior Secured Loans	3.53%
Sovereign Agencies	0.90%
Sovereign Debt	0.63%
Supranational Banks	0.61%
U.S. Treasury Obligations	0.30%
Common Stock	0.00%
Preferred Stock	0.39%

Security type and credit quality breakdowns
Delaware Corporate Bond Fund

Security type	Percentage of net assets
Discount Note	0.58%
Securities Lending Collateral	1.39%
Total Value of Securities	100.92%
Obligation to Return Securities Lending Collateral	(1.42%)
Receivables and Other Assets Net of Liabilities	0.50%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	4.84%
AA	7.72%
A	21.11%
BBB	47.45%
BB	10.10%
B	5.44%
CCC	3.01%
Not rated	0.33%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Security type and credit quality breakdowns
Delaware Extended Duration Bond Fund	As of January 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type	Percentage of net assets
Commercial Mortgage-Backed Securities	1.36%
Convertible Bonds	1.46%
Corporate Bonds	84.89%
Banking	12.79%
Basic Industry	6.22%
Brokerage	4.33%
Capital Goods	3.93%
Communications	16.47%
Consumer Cyclical	5.39%
Consumer Non-Cyclical	2.71%
Electric	8.55%
Energy	5.09%
Finance Companies	5.77%
Insurance	2.54%
Natural Gas	8.70%
Real Estate	1.21%
Technology	1.19%
Municipal Bonds	1.14%
Non-Agency Asset-Backed Securities	1.23%
Regional Authority	0.18%
Senior Secured Loans	3.38%
Sovereign Agencies	0.42%
Sovereign Debt	0.63%
Supranational Banks	0.71%
U.S. Treasury Obligations	2.02%
Preferred Stock	0.55%
Discount Note	1.03%
Securities Lending Collateral	1.59%

Security type and credit quality breakdowns
Delaware Extended Duration Bond Fund

Security type	Percentage of net assets
Total Value of Securities	100.59%
Obligation to Return Securities Lending Collateral	(1.63%)
Receivables and Other Assets Net of Liabilities	1.04%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	8.20%
AA	5.31%
A	21.20%
BBB	47.57%
BB	9.32%
B	5.48%
CCC	2.53%
Not Rated	0.39%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Statements of net assets
Delaware Corporate Bond Fund	January 31, 2010 (Unaudited)

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities – 1.01%
#	American Tower Trust Series 2007-1A AFX
	144A 5.42% 4/15/37	USD	1,349,000	$1,399,588
•	Bank of America Commercial Mortgage
	Series 2004-3 A5 5.413% 6/10/39		1,340,000	1,391,139
	Series 2005-6 AM 5.179% 9/10/47		607,000	547,553
•#	Credit Suisse First Boston Mortgage Securities
	Series 2001-SPGA A2 144A
	6.515% 8/13/18		2,154,000	2,273,028
	JPMorgan Chase Commercial Mortgage
	Securities Series 2006-LDP9 A2
	5.134% 5/15/47		2,158,000	2,160,258
#	Merrill Lynch Mortgage Investors
	Series 1998-C3 G 144A 6.00% 12/15/30		1,200,000	191,659
#	Merrill Lynch Mortgage Trust Series 2002-MW1 J
	144A 5.695% 7/12/34		295,000	107,866
•#	Morgan Stanley Capital I Series 1999-FNV1 G
	144A 6.12% 3/15/31		432,430	429,421
Total Commercial Mortgage-Backed Securities
	(cost $9,260,654)			8,500,512

Convertible Bonds – 1.46%
*	Amgen 0.375% exercise price $79.48,
	expiration date 2/1/13		1,102,000	1,115,775
	ArvinMeritor 4.00% exercise price $26.73,
	expiration date 2/15/27		1,640,000	1,182,850
	Ford Motor 4.25% exercise price $9.30,
	expiration date 11/15/16		585,000	786,094
#	Gaylord Entertainment 144A 3.75% exercise
	price $27.25, expiration date 10/1/14		1,705,000	1,666,638
Φ	Hologic 2.00% exercise price $38.59,
	expiration date 12/15/37		1,630,000	1,377,350
	Leap Wireless International 4.50% exercise
	price $93.21, expiration date 7/15/14		1,455,000	1,224,019
	Medtronic 1.625% exercise price $55.41,
	expiration date 4/15/13		1,511,000	1,558,219
	ProLogis 2.25% exercise price $75.98,
	expiration date 4/1/37		3,521,000	3,314,140
Total Convertible Bonds (cost $11,140,728)				12,225,085

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds – 87.59%
Banking – 16.32%
	AgriBank 9.125% 7/15/19	USD	3,017,000	$3,369,618
	Bank of America
	4.90% 5/1/13		2,335,000	2,453,242
	5.30% 3/15/17		1,608,000	1,585,842
	6.10% 6/15/17		8,777,000	9,065,447
	7.375% 5/15/14		100,000	113,449
	Bank of New York Mellon 4.95% 3/15/15		2,284,000	2,475,484
#	Barclays Bank 144A 6.05% 12/4/17		10,084,000	10,442,757
	BB&T 5.25% 11/1/19		1,086,000	1,100,346
	BB&T Capital Trust II 6.75% 6/7/36		1,350,000	1,345,812
•	BB&T Capital Trust IV 6.82% 6/12/57		3,665,000	3,353,475
	Capital One Financial 7.375% 5/23/14		105,000	120,302
	Citigroup
	6.01% 1/15/15		25,000	26,047
	6.375% 8/12/14		9,045,000	9,607,381
#@	CoBank ACB 144A 7.875% 4/16/18		2,060,000	2,295,668
	Credit Suisse 5.40% 1/14/20		5,815,000	5,818,338
	Export-Import Bank of Korea 5.875% 1/14/15		4,830,000	5,197,264
	JPMorgan Chase
	5.75% 1/2/13		45,000	49,026
	5.875% 6/13/16		3,660,000	3,891,751
	6.00% 10/1/17		2,770,000	2,976,997
	JPMorgan Chase Capital XVIII 6.95% 8/17/36		1,400,000	1,396,133
	JPMorgan Chase Capital XXII 6.45% 2/2/37		2,060,000	1,927,390
	JPMorgan Chase Capital XXV 6.80% 10/1/37		5,123,000	5,178,077
	KeyBank 6.95% 2/1/28		4,700,000	4,293,737
	KFW 10.00% 5/15/12	BRL	2,390,000	1,294,746
	Korea Development Bank 5.30% 1/17/13	USD	2,990,000	3,166,554
#	Lloyds TSB Bank 144A 5.80% 1/13/20		7,935,000	7,861,522
•	National City Bank 0.625% 6/7/17		2,030,000	1,806,657
	PNC Bank 6.875% 4/1/18		3,141,000	3,505,789
	PNC Funding
	5.25% 11/15/15		115,000	121,901
	5.625% 2/1/17		25,000	26,168
•#	Rabobank Nederland 144A 11.00% 12/29/49		7,420,000	9,505,992
*	Regions Financial 7.75% 11/10/14		4,110,000	4,251,080
	Silicon Valley Bank
	5.70% 6/1/12		2,320,000	2,374,490
	6.05% 6/1/17		1,870,000	1,764,115

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
•	USB Capital IX 6.189% 10/29/49	USD	4,867,000	$4,088,280
	Wachovia
	5.25% 8/1/14		110,000	116,621
	5.625% 10/15/16		7,030,000	7,325,703
	Wells Fargo 5.625% 12/11/17		810,000	852,816
•	Wells Fargo Capital XIII 7.70% 12/29/49		7,306,000	7,123,350
	Zions Bancorporation
	5.50% 11/16/15		1,933,000	1,583,048
	7.75% 9/23/14		1,940,000	1,864,171
				136,716,586
Basic Industry – 5.94%
	ArcelorMittal 9.85% 6/1/19		8,172,000	10,397,399
	Cytec Industries 6.00% 10/1/15		3,189,000	3,446,008
	Dow Chemical 8.55% 5/15/19		9,510,000	11,392,143
	Freeport McMoRan Copper & Gold
	*8.25% 4/1/15		306,000	331,595
	8.375% 4/1/17		3,135,000	3,413,943
#	Georgia-Pacific 144A 8.25% 5/1/16		450,000	483,750
#	Gerdau Holdings 144A 7.00% 1/20/20		446,000	450,460
#	Hexion Finance Escrow 144A 8.875% 2/1/18		1,685,000	1,632,344
	Lubrizol
	6.50% 10/1/34		4,006,000	4,216,483
	8.875% 2/1/19		50,000	63,129
#	NewPage 144A 11.375% 12/31/14		825,000	802,313
#@	Norske Skogindustrier 144A 7.125% 10/15/33		2,037,000	1,099,980
	Reliance Steel & Aluminum 6.85% 11/15/36		3,697,000	3,426,609
#	Sappi Papier Holding 144A 6.75% 6/15/12		1,270,000	1,233,218
#	Severstal 144A 9.75% 7/29/13		1,400,000	1,473,500
	Steel Dynamics 7.75% 4/15/16		832,000	854,880
	Teck Resources
	10.25% 5/15/16		94,000	107,865
	#144A 10.75% 5/15/19		958,000	1,132,835
	Vale Overseas 6.875% 11/10/39		3,740,000	3,837,734
				49,796,188
Brokerage – 3.89%
	Goldman Sachs Group
	5.125% 1/15/15		40,000	42,163
	5.25% 10/15/13		1,510,000	1,622,839
	*5.95% 1/18/18		1,280,000	1,350,362
	6.25% 9/1/17		3,332,000	3,592,339

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Brokerage (continued)
	Jefferies Group
	6.25% 1/15/36	USD	1,685,000	$1,465,389
	6.45% 6/8/27		6,627,000	6,007,627
	LaBranche 11.00% 5/15/12		1,695,000	1,745,850
	Lazard Group
	6.85% 6/15/17		3,704,000	3,837,281
	7.125% 5/15/15		751,000	808,901
	Morgan Stanley
	5.375% 10/15/15		6,202,000	6,559,788
	5.55% 4/27/17		100,000	102,805
	6.00% 4/28/15		1,417,000	1,527,111
	6.25% 8/28/17		2,505,000	2,675,641
	Nuveen Investments 10.50% 11/15/15		1,325,000	1,232,250
				32,570,346
Capital Goods – 3.99%
	Allied Waste North America
	6.875% 6/1/17		5,000	5,408
	7.125% 5/15/16		14,484,000	15,626,352
#	BAE Systems Holdings 144A 5.20% 8/15/15		10,000	10,549
	Ball
	7.125% 9/1/16		532,000	557,270
	7.375% 9/1/19		798,000	835,905
#	BWAY 144A 10.00% 4/15/14		360,000	381,600
#	Clean Harbors 144A 7.625% 8/15/16		1,490,000	1,519,800
	Graham Packaging 9.875% 10/15/14		2,246,000	2,321,803
	Graphic Packaging International 9.50% 8/15/13		558,000	576,135
	Ply Gem Industries 11.75% 6/15/13		1,100,000	1,124,750
	Tyco International Finance 8.50% 1/15/19		6,886,000	8,650,834
	USG
	6.30% 11/15/16		1,155,000	1,027,950
	#144A 9.75% 8/1/14		285,000	303,525
#	Voto-Votorantim Overseas Trading Operations
	144A 6.625% 9/25/19		474,000	471,630
				33,413,511
Communications – 15.39%
	American Tower 7.00% 10/15/17		5,475,000	6,111,469
*	AT&T 6.50% 9/1/37		6,345,000	6,669,946
	Belo 8.00% 11/15/16		2,095,000	2,152,613

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
#	Cablevision Systems 144A 8.625% 9/15/17	USD	600,000	$624,000
#	Charter Communications Operating Capital
	144A 10.875% 9/15/14		1,349,000	1,517,625
	Cisco Systems 5.50% 1/15/40		30,000	28,996
	Comcast
	*4.95% 6/15/16		4,465,000	4,651,682
	6.50% 1/15/15		5,470,000	6,214,297
	6.95% 8/15/37		25,000	27,415
#	Cox Communications 144A
	5.875% 12/1/16		1,675,000	1,809,208
	6.95% 6/1/38		1,045,000	1,143,661
	8.375% 3/1/39		2,600,000	3,300,489
*	Cricket Communications 9.375% 11/1/14		869,000	869,000
*	Crown Castle International 9.00% 1/15/15		719,000	782,811
#	CSC Holdings 144A
	8.50% 4/15/14		612,000	651,780
	8.50% 6/15/15		460,000	488,750
	DirecTV Holdings
	7.625% 5/15/16		13,840,000	15,174,023
	#144A 4.75% 10/1/14		2,150,000	2,247,558
	DISH DBS 7.875% 9/1/19		1,740,000	1,805,250
#	GXS Worldwide 144A 9.75% 6/15/15		1,700,000	1,657,500
	Intelsat Bermuda 11.25% 2/4/17		2,100,000	2,142,000
	Intelsat Jackson Holdings 11.25% 6/15/16		1,088,000	1,161,440
	Level 3 Financing 9.25% 11/1/14		705,000	664,463
#	MetroPCS Wireless 144A 9.25% 11/1/14		553,000	559,221
	Nielsen Finance 11.50% 5/1/16		750,000	843,750
	PAETEC Holding 8.875% 6/30/17		746,000	758,123
#	Qwest 144A 8.375% 5/1/16		549,000	603,900
#	Qwest Communications International 144A
	7.125% 4/1/18		2,000,000	1,960,000
	Rogers Communications 6.75% 3/15/15		3,635,000	4,183,322
	Shaw Communications 6.75% 11/9/39	CAD	1,254,000	1,203,214
	Sprint Capital 6.875% 11/15/28	USD	3,100,000	2,449,000
	Telecom Italia Capital 5.25% 10/1/15		11,519,000	12,191,698
	Telesat Canada 11.00% 11/1/15		665,000	746,463
	Time Warner Cable 8.25% 4/1/19		6,021,000	7,265,083
	Verizon Communications 6.40% 2/15/38		955,000	1,003,422

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
	Videotron
	6.875% 1/15/14	USD	1,201,000	$1,201,000
	#144A 7.125% 1/15/20	CAD	1,173,000	1,139,863
#	Vimpelcom 144A 9.125% 4/30/18	USD	1,780,000	1,931,300
#	Vivendi 144A
	5.75% 4/4/13		8,095,000	8,764,432
	6.625% 4/4/18		4,347,000	4,747,389
	Vodafone Group
	5.00% 9/15/15		1,559,000	1,662,257
	5.375% 1/30/15		1,080,000	1,170,307
#	Wind Acquisition Finance 144A
	11.75% 7/15/17		2,340,000	2,556,450
	WPP Finance UK 8.00% 9/15/14		8,816,000	10,115,240
				128,951,410
Consumer Cyclical – 4.95%
	Burlington Coat Factory Investment Holdings
	14.50% 10/15/14		1,150,000	1,155,750
*	Burlington Coat Factory Warehouse
	11.125% 4/15/14		2,005,000	2,070,163
	CVS Caremark 6.60% 3/15/19		4,750,000	5,284,128
w#	CVS Pass Through Trust 144A
	8.353% 7/10/31		4,804,337	5,502,897
	Darden Restaurants
	*6.20% 10/15/17		45,000	49,042
	6.80% 10/15/37		25,000	26,676
*	Ford Motor 7.45% 7/16/31		2,300,000	2,058,500
	Ford Motor Credit
	7.50% 8/1/12		500,000	506,819
	9.875% 8/10/11		1,349,000	1,411,840
#	Galaxy Entertainment Finance 144A
	9.875% 12/15/12		600,000	618,000
	Goodyear Tire & Rubber 10.50% 5/15/16		882,000	961,380
*#	Harrah’s Operating 144A 10.00% 12/15/18		1,335,000	1,068,000
#	Harrah’s Operating Escrow 144A 11.25% 6/1/17		832,000	888,160
*	International Game Technology 7.50% 6/15/19		3,275,000	3,689,088
#	Invista 144A 9.25% 5/1/12		450,000	455,625
	Macy’s Retail Holdings
	6.65% 7/15/24		1,547,000	1,442,578
	8.875% 7/15/15		1,799,000	1,969,905

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	MGM Mirage
	*13.00% 11/15/13	USD	435,000	$505,688
	#144A 10.375% 5/15/14		216,000	238,140
	*#144A 11.125% 11/15/17		279,000	315,270
*	OSI Restaurant Partners 10.00% 6/15/15		1,850,000	1,762,125
#	Pinnacle Entertainment 144A 8.625% 8/1/17		805,000	811,038
	Quiksilver 6.875% 4/15/15		2,000,000	1,750,000
	Ryland Group 8.40% 5/15/17		378,000	410,130
	Sally Holdings 10.50% 11/15/16		621,000	667,575
#	Volvo Treasury 144A 5.95% 10/1/15		5,555,000	5,889,638
				41,508,155
Consumer Non-Cyclical – 4.12%
*	ARAMARK 8.50% 2/1/15		238,000	239,785
	Beckman Coulter
	6.00% 6/1/15		941,000	1,043,496
	7.00% 6/1/19		3,126,000	3,603,640
#	CareFusion 144A
	5.125% 8/1/14		50,000	53,815
	6.375% 8/1/19		7,180,000	7,910,472
	Community Health Systems 8.875% 7/15/15		1,115,000	1,155,419
	HCA
	9.25% 11/15/16		1,343,000	1,420,223
	PIK 9.625% 11/15/16		340,000	361,250
	Hospira 6.40% 5/15/15		5,550,000	6,230,746
*	Jarden 7.50% 5/1/17		387,000	390,870
	Medco Health Solutions 7.125% 3/15/18		5,860,000	6,764,444
	Quest Diagnostics
	4.75% 1/30/20		15,000	15,014
	6.40% 7/1/17		125,000	141,716
*#	RSC Equipment Rental 144A 10.25% 11/15/19		2,060,000	2,147,550
	Select Medical 7.625% 2/1/15		850,000	837,250
	Supervalu 7.50% 11/15/14		1,380,000	1,390,350
	US Oncology Holdings PIK 6.428% 3/15/12		800,000	760,000
	Yale University 2.90% 10/15/14		30,000	30,658
				34,496,698
Electric – 8.20%
	AES 8.00% 6/1/20		1,500,000	1,511,250
	Ameren 8.875% 5/15/14		4,466,000	5,193,869

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
#	American Transmission Systems 144A
	5.25% 1/15/22	USD	3,575,000	$3,662,988
#	Calpine Construction Finance 144A
	8.00% 6/1/16		832,000	852,800
#	Centrais Eletricas Brasileiras 144A
	6.875% 7/30/19		7,015,000	7,348,213
	CMS Energy
	6.55% 7/17/17		4,050,000	4,175,781
	8.75% 6/15/19		2,680,000	3,068,906
*#	Electricite de France 144A 4.60% 1/27/20		5,445,000	5,425,986
	Illinois Power 9.75% 11/15/18		7,156,000	9,202,393
	Ipalco Enterprises 8.125% 11/14/11		247,000	260,894
	NRG Energy
	7.375% 2/1/16		920,000	917,700
	7.375% 1/15/17		880,000	876,700
	Pennsylvania Electric 5.20% 4/1/20		8,425,000	8,534,591
#@	Power Receivables Finance 144A
	6.29% 1/1/12		74,162	76,439
	PPL Electric Utilities 7.125% 11/30/13		15,000	17,311
	Public Service Oklahoma 5.15% 12/1/19		9,365,000	9,556,953
•	Puget Sound Energy 6.974% 6/1/67		850,000	760,906
•	Wisconsin Energy 6.25% 5/15/67		7,934,000	7,230,175
				68,673,855
Energy – 5.18%
	Chesapeake Energy
	7.25% 12/15/18		1,439,000	1,439,000
	9.50% 2/15/15		580,000	635,100
	Forest Oil 7.25% 6/15/19		755,000	762,550
	Massey Energy 6.875% 12/15/13		1,115,000	1,112,213
	Nexen 7.50% 7/30/39		5,455,000	6,204,026
	Noble Energy 8.25% 3/1/19		5,431,000	6,601,826
#	PetroHawk Energy 144A 10.50% 8/1/14		773,000	858,030
*	Pride International 8.50% 6/15/19		10,720,000	12,327,999
#	TNK-BP Finance 144A 6.25% 2/2/15		1,026,000	1,027,149
	Weatherford International 9.625% 3/1/19		4,335,000	5,511,562
#	Woodside Finance 144A
	4.50% 11/10/14		4,400,000	4,542,076
	5.00% 11/15/13		1,440,000	1,507,311
	8.125% 3/1/14		750,000	869,804
				43,398,646

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Finance Companies – 6.69%
	Capital One Bank 8.80% 7/15/19	USD	8,779,000	$10,663,878
	Capital One Capital V 10.25% 8/15/39		750,000	860,807
	Capital One Capital VI 8.875% 5/15/40		1,095,000	1,147,513
*	Cardtronics 9.25% 8/15/13		1,290,000	1,328,700
#	CDP Financial 144A
	4.40% 11/25/19		3,510,000	3,440,207
	5.60% 11/25/39		3,670,000	3,657,529
	City National Capital Trust I 9.625% 2/1/40		2,495,000	2,679,430
	FTI Consulting 7.75% 10/1/16		328,000	334,560
	General Electric Capital
	3.75% 11/14/14		50,000	49,966
	5.50% 1/8/20		4,940,000	4,901,557
	6.00% 8/7/19		17,384,000	18,014,149
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65		2,120,000	1,219,000
	International Lease Finance
	5.35% 3/1/12		2,511,000	2,204,756
	5.55% 9/5/12		5,000	4,289
	5.625% 9/20/13		661,000	544,327
	5.875% 5/1/13		1,943,000	1,636,496
	6.375% 3/25/13		1,535,000	1,291,868
	6.625% 11/15/13		1,605,000	1,343,730
	PHH 7.125% 3/1/13		805,000	736,575
				56,059,337
Insurance – 2.71%
•	Chubb 6.375% 3/29/67		4,396,000	4,264,120
	MetLife 6.40% 12/15/36		180,000	161,100
•#	MetLife Capital Trust X 144A 9.25% 4/8/38		5,980,000	6,757,400
	Prudential Financial 3.875% 1/14/15		3,320,000	3,350,109
‡@w=#	Twin Reefs Pass Through Trust 144A
	0.00% 12/31/49		3,100,000	0
	UnitedHealth Group
	5.00% 8/15/14		50,000	53,151
	5.80% 3/15/36		1,852,000	1,823,709
	6.00% 2/15/18		5,815,000	6,261,447
				22,671,036

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Natural Gas – 7.32%
	El Paso
	7.25% 6/1/18	USD	220,000	$227,160
	8.25% 2/15/16		220,000	238,150
	Enbridge Energy Partners 9.875% 3/1/19		7,933,000	10,343,997
	Energy Transfer Partners 9.70% 3/15/19		6,091,000	7,761,920
	Enterprise Products Operating
	5.00% 3/1/15		2,010,000	2,119,639
	•8.375% 8/1/66		7,385,000	7,347,883
	*9.75% 1/31/14		3,309,000	4,040,759
	Kinder Morgan Energy Partners
	5.625% 2/15/15		50,000	54,725
	9.00% 2/1/19		6,670,000	8,502,857
	MarkWest Energy Partners 8.75% 4/15/18		499,000	521,455
#	Midcontinent Express Pipeline 144A
	5.45% 9/15/14		2,565,000	2,688,841
	6.70% 9/15/19		2,000,000	2,110,726
	Plains All American Pipeline 5.75% 1/15/20		9,202,000	9,529,518
•	TransCanada Pipelines 6.35% 5/15/67		6,117,000	5,814,135
				61,301,765
Real Estate – 1.57%
*	Developers Diversified Realty 9.625% 3/15/16		1,415,000	1,536,437
#	Digital Realty Trust 144A 5.875% 2/1/20		1,680,000	1,655,012
	ProLogis 7.375% 10/30/19		5,070,000	5,262,568
	Regency Centers 5.875% 6/15/17		2,325,000	2,304,224
•#	USB Realty 144A 6.091% 12/29/49		3,100,000	2,394,750
				13,152,991
Technology – 1.32%
	Adobe Systems 4.75% 2/1/20		4,240,000	4,238,317
*	First Data 9.875% 9/24/15		2,550,000	2,288,625
*	Freescale Semiconductor 8.875% 12/15/14		2,235,000	2,000,325
	Xerox
	4.25% 2/15/15		1,080,000	1,100,425
	*8.25% 5/15/14		1,187,000	1,397,322
				11,025,014
	Total Corporate Bonds (cost $694,829,732)			733,735,538

	Principal amount°		Value (U.S. $)
Municipal Bonds – 1.16%
California State Taxable Build America Bonds
7.30% 10/1/39	USD	2,320,000	$2,210,380
(Various Purposes) 7.55% 4/1/39		7,565,000	7,502,135
Total Municipal Bonds (cost $10,063,011)			9,712,515

Non-Agency Asset-Backed Securities – 0.94%
Capital One Multi-Asset Execution Trust
Series 2007-A7 A7 5.75% 7/15/20		1,147,000	1,289,345
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39		2,837,000	3,176,048
Discover Card Master Trust Series 2007-A1 A1
5.65% 3/16/20		1,960,000	2,157,496
# Dunkin Securitization Series 2006-1 A2 144A
5.779% 6/20/31		425,000	416,378
Mid-State Trust
Series 11 A1 4.864% 7/15/38		158,301	143,531
Series 2004-1 A 6.005% 8/15/37		185,061	171,772
Series 2005-1 A 5.745% 1/15/40		212,103	202,336
∏ Structured Asset Securities Series 2001-SB1
A2 3.375% 8/25/31		390,305	314,644
Total Non-Agency Asset-Backed Securities
(cost $7,285,142)			7,871,550

Non-Agency Collateralized Mortgage Obligations – 0.27%
•@ First Horizon Alternative Mortgage Securities
Series 2006-FA2 B1 5.957% 5/25/36		1,517,368	36,683
•# MASTR Specialized Loan Trust Series 2005-2
A2 144A 5.006% 7/25/35		333,134	294,327
• Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR6 7A1 5.112% 3/25/36		2,193,822	1,977,738
Total Non-Agency Collateralized Mortgage
Obligations (cost $3,953,406)			2,308,748

Regional Authority – 0.16%Δ
Canada – 0.16%
Province of Quebec Canada 4.50% 12/1/19	CAD	1,395,000	1,351,105
Total Regional Authority (cost $1,357,222)			1,351,105

Statements of net assets
Delaware Corporate Bond Fund

	Principal amount°		Value (U.S. $)
«Senior Secured Loans – 3.53%
AIQ Tranche Term Loan 5.50% 6/1/16	USD	1,200,000	$1,195,350
American General Finance Tranche Term Loan
4.101% 7/9/10		1,100,000	1,056,000
Avis Budget Car Rental Tranche Term Loan
4.04% 4/19/12		985,120	965,827
Bausch & Lomb
Parent Tranche Term Loan B 3.501% 4/11/15		1,763,424	1,709,427
Tranche Term Loan DD 3.501% 4/11/15		428,233	415,121
Burlington Coat Factory Warehouse Tranche
Term Loan 2.51% 5/28/13		1,283,594	1,204,974
Cengage Learning Tranche Term Loan
2.75% 7/7/14		1,320,000	1,326,046
Charter Communications Operating Tranche
Term Loan 2.25% 3/6/14		665,000	619,903
Chester Downs & Marina Tranche Term Loan
12.375% 12/31/16		981,250	1,015,594
Dana Holdings Tranche Term Loan B
6.954% 1/30/15		657,135	634,339
Delta Air Lines Tranche Term Loan
8.75% 9/16/13		2,057,350	2,083,076
Flextronics International Tranche Term Loan B
2.501% 10/1/12		2,149,264	2,074,576
Ford Motor Tranche Term Loan B
3.259% 12/15/13		1,543,013	1,449,252
Graham Packaging Tranche Term Loan C
6.75% 4/5/14		755,000	763,139
Harrahs Operating Tranche Term Loan B2
9.50% 10/31/16		1,450,000	1,476,151
JohnsonDiversey Tranche Term Loan
5.50% 11/24/15		1,250,000	1,264,063
Level 3 Communications Tranche Term Loan A
2.50% 3/13/14		775,000	707,067
Nuveen Investments
Tranche Term Loan B 3.302% 11/13/14		943,495	833,960
Tranche Term Loan Second Lien
12.50% 7/9/15		685,000	720,106
Pilot Travel Centers Tranche Term Loan A
5.25% 11/12/13		735,000	740,513

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Reynolds Group Holdings Tranche Term Loan
6.25% 11/5/15	USD	755,000	$766,514
Rite Aid Tranche Term Loan 9.50% 6/5/15		1,100,000	1,150,188
Targa Resources Tranche Term Loan
6.00% 6/5/17		1,595,000	1,602,975
Telesat Canada
Delay Draw Tranche Term Loan II
3.24% 10/31/14		58,137	57,140
Tranche Term Loan B 3.24% 10/31/14		676,863	665,258
Texas Competitive Electric Holdings Tranche
Term Loan B2 3.731% 10/10/14		1,474,490	1,211,316
Toys R Us Tranche Term Loan B
4.486% 7/19/12		565,000	564,579
Univision Communications Tranche Term Loan B
2.533% 9/29/14		1,460,000	1,266,550
Total Senior Secured Loans (cost $28,486,096)			29,539,004

Sovereign Agencies – 0.90%Δ
Brazil – 0.61%
# Banco Nacional de Desenvolvimento
Economico e Social 144A
5.50% 7/12/20		2,635,000	2,592,840
6.369% 6/16/18		2,435,000	2,532,400
			5,125,240
Republic of Korea – 0.29%
# Korea Expressway 144A 4.50% 3/23/15		2,360,000	2,386,000
			2,386,000
Total Sovereign Agencies (cost $7,487,284)			7,511,240

Sovereign Debt – 0.63%Δ
Brazil – 0.07%
Republic of Brazil 12.50% 1/5/22	BRL	880,000	545,040
			545,040
Indonesia – 0.22%
Indonesia Government 10.75% 5/15/16	IDR	16,033,000,000	1,879,451
			1,879,451
Mexico – 0.19%
Mexican Bonos 10.00% 11/20/36	MXN	18,322,000	1,607,938
			1,607,938

Statements of net assets
Delaware Corporate Bond Fund

	Principal amount°		Value (U.S. $)
Sovereign Debt (continued)
Poland – 0.15%
Poland Government Bond 5.50% 10/25/19	PLN	3,750,000	$1,232,853
			1,232,853
Total Sovereign Debt (cost $4,950,002)			5,265,282

Supranational Banks – 0.61%
European Investment Bank 11.25% 2/14/13	BRL	1,440,000	794,865
International Bank for Reconstruction &
Development 5.75% 10/21/19	AUD	2,473,000	2,108,622
International Finance 5.75% 6/24/14	AUD	2,473,000	2,193,392
Total Supranational Banks (cost $4,936,514)			5,096,879

U.S. Treasury Obligations – 0.30%
U.S. Treasury Notes
2.25% 1/31/15	USD	1,130,000	1,125,054
3.375% 11/15/19		1,400,000	1,373,530
Total U.S. Treasury Obligations (cost $2,490,244)			2,498,584

	Number of shares
Common Stock – 0.00%
Masco		251	3,404
*† UAL		40	489
Total Common Stock (cost $1,783)			3,893

•Preferred Stock – 0.39%
PNC Financial Services Group 8.25%		3,112,000	3,246,015
Total Preferred Stock (cost $3,066,625)			3,246,015

	Principal amount°
≠Discount Note – 0.58%
Federal Home Loan Bank 0.03% 2/1/10	USD	4,859,020	4,859,020
Total Discount Note (cost $4,859,020)			4,859,020

Total Value of Securities Before Securities
Lending Collateral – 99.53% (cost $794,167,463)			833,724,970

	Number of shares	Value (U.S. $)
Securities Lending Collateral** – 1.39%
Investment Companies
Mellon GSL DBT II Collateral Fund	9,837,595	$9,837,595
BNY Mellon SL DBT II Liquidating Fund	1,778,470	1,760,330
†@Mellon GSL Reinvestment Trust II	242,932	10,325
Total Securities Lending Collateral (cost $11,858,997)		11,608,250

Total Value of Securities – 100.92%
(cost $806,026,460)		845,333,220	©
Obligation to Return Securities
Lending Collateral** – (1.42%)***		(11,858,997)
Receivables and Other Assets
Net of Liabilities – 0.50%		4,192,763
Net Assets Applicable to 142,132,854
Shares Outstanding – 100.00%		$837,666,986

Net Asset Value – Delaware Corporate Bond Fund
Class A ($629,877,584 / 106,879,407 Shares)		$5.89
Net Asset Value – Delaware Corporate Bond Fund
Class B ($11,012,335 / 1,869,291 Shares)		$5.89
Net Asset Value – Delaware Corporate Bond Fund
Class C ($143,528,515 / 24,351,475 Shares)		$5.89
Net Asset Value – Delaware Corporate Bond Fund
Class R ($12,329,062 / 2,090,648 Shares)		$5.90
Net Asset Value – Delaware Corporate Bond Fund
Institutional Class ($40,919,490 / 6,942,033 Shares)		$5.89

Components of Net Assets at January 31, 2010:
Shares of beneficial interest (unlimited authorization – no par)		$796,878,439
Undistributed net investment income		498,564
Accumulated net realized gain on investments		1,506,280
Net unrealized appreciation of investments and foreign currencies		38,783,703
Total net assets		$837,666,986

Statements of net assets
Delaware Corporate Bond Fund

°Principal amount shown is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesia Rupiah
KRW — South Korean Won
MXN — Mexican Peso
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PLN — Polish Zloty
USD — United States Dollar

Δ	Securities have been classified by country of origin.
@	Illiquid security. At January 31, 2010, the aggregate amount of illiquid securities was $3,519,095, which represented 0.42% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
∏	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At January 31, 2010, the aggregate amount of restricted securities was $314,644, which represented 0.04% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2010, the aggregate amount of Rule 144A securities was $167,087,580, which represented 19.95% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at January 31, 2010.

Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at January 31, 2010.
•	Variable rate security. The rate shown is the rate as of January 31, 2010.
≠	The rate shown is the effective yield at time of purchase.
†	Non income producing security.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2010, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
‡	Non income producing security. Security is currently in default.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
***	Includes $150,000 cash collateral for financial futures contracts.
©	Includes $11,570,952 of securities loaned.

Summary of abbreviations:
CDS — Credit Default Swap
MASTR — Mortgage Asset Securitization Transactions, Inc.
PIK — Pay-in-kind
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Corporate Bond Fund
Net asset value Class A (A)	$5.89
Sales charge (4.50% of offering price) (B)	0.28
Offering price	$6.17

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Statements of net assets
Delaware Corporate Bond Fund

1The following foreign currency exchange contracts, financial futures contracts and swap contracts were outstanding at January 31, 2010:

Foreign Currency Exchange Contracts

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	65,998	USD	(60,916)	2/19/10	$(2,671)
BRL	1,988,596	USD	(1,073,756)	2/19/10	(22,448)
CAD	(814,513)	USD	784,347	2/19/10	22,713
EUR	71,342	USD	(102,910)	2/19/10	(3,999)
GBP	(11,291)	USD	18,253	2/19/10	209
IDR	(2,915,154,000)	USD	312,182	2/19/10	1,482
KRW	3,199,517,631	USD	(2,779,531)	2/19/10	(20,291)
NOK	19,662,240	USD	(3,443,173)	2/19/10	(126,620)
NOK	3,822,099	USD	(668,983)	2/19/10	(24,286)
NZD	(28,086)	USD	20,420	2/19/10	740
PLN	(3,801,215)	USD	1,334,462	2/19/10	34,874
					$(140,297)

Financial Futures Contracts

				Unrealized
				Appreciation
Contracts to Buy (Sell)	Notional Cost	Notional Value	Expiration Date	(Depreciation)
(375) U.S. Treasury 10 yr Notes	$(44,712,131)	$(44,308,594)	3/31/10	$403,538
217 U.S. Treasury Long Bond	26,379,520	25,782,313	3/22/10	(597,208)
				$(193,670)

Swap Contracts
CDS Contracts

		Annual		Unrealized
Swap Counterparty &		Protection		Appreciation
Referenced Obligation	Notional Value	Payments	Termination Date	(Depreciation)
Protection Purchased:
JPMorgan Securities
Donnelley (R.R.) & Sons CDS	$2,800,000	5.00%	6/20/14	$(480,554)
Penney (J.C.) 5 yr CDS	3,875,000	1.00%	3/20/15	90,308
Sunoco 5 yr CDS	2,715,000	1.00%	3/20/15	80,421
	$9,390,000			$(309,825)
Protection Sold:
Citigroup Global Markets
MetLife 5 yr CDS	$2,335,000	5.00%	9/20/14	$ 103,443
JPMorgan Securities
Macy’s 5 yr CDS	3,875,000	1.00%	3/20/15	(88,159)
MetLife 5 yr CDS	2,645,000	1.00%	12/20/14	31,393
UnitedHealth Group 5 yr CDS	4,530,000	1.00%	12/20/14	125,802
Valero Energy 5 yr CDS	2,715,000	1.00%	3/20/15	(48,871)
	$16,100,000			$ 123,608
Total				$(186,217)

The use of foreign currency exchange contracts, financial futures contracts, and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes

Statements of net assets
Delaware Extended Duration Bond Fund	January 31, 2010 (Unaudited)

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities – 1.36%
#	American Tower Trust
	Series 2007-1A AFX 144A 5.42% 4/15/37	USD	715,000	$741,813
•	Bank of America Commercial Mortgage
	Series 2004-3 A5 5.413% 6/10/39		665,000	690,379
	Series 2005-6 AM 5.179% 9/10/47		315,000	284,150
•	Bear Stearns Commercial Mortgage Securities
	Series 2007-T28 A4 5.742% 9/11/42		740,000	744,373
•#	Credit Suisse First Boston Mortgage Securities
	Series 2001-SPGA A2 144A 6.515% 8/13/18		610,000	643,708
	JPMorgan Chase Commercial Mortgage Securities
	Series 2006-LDP9 A2 5.134% 5/15/47		750,000	750,784
#	Merrill Lynch Mortgage Investors
	Series 1998-C3 G 144A 6.00% 12/15/30		500,000	79,858
	Merrill Lynch Mortgage Trust
	#Series 2002-MW1 J 144A 5.695% 7/12/34		110,000	40,221
	Series 2005-CIP1 A2 4.96% 7/12/38		50,000	51,269
•#	Morgan Stanley Capital I
	Series 1999-FNV1 G 144A 6.12% 3/15/31		145,710	144,696
Total Commercial Mortgage-Backed Securities
	(cost $4,443,487)			4,171,251

Convertible Bonds – 1.46%
	Amgen 0.375% exercise price $79.48,
	expiration date 2/1/13		445,000	450,563
	ArvinMeritor 4.00% exercise price $26.73,
	expiration date 2/15/27		545,000	393,081
	Ford Motor 4.25% exercise price $9.30,
	expiration date 11/15/16		190,000	255,313
#	Gaylord Entertainment 3.75% 144A exercise
	price $27.25, expiration date 10/1/14		555,000	542,513
Φ	Hologic 2.00% exercise price $38.59,
	expiration date 12/15/37		550,000	464,750
	Leap Wireless International 4.50% exercise
	price $93.21, expiration date 7/15/14		485,000	408,006
	Medtronic 1.625% exercise price $55.41,
	expiration date 4/15/13		610,000	629,063
	ProLogis 2.25% exercise price $75.98,
	expiration date 4/1/37		1,420,000	1,336,574
Total Convertible Bonds (cost $4,055,887)				4,479,863

		Principal amount°		Value (U.S. $)
Corporate Bonds – 84.89%
Banking – 12.79%
	AgriBank 9.125% 7/15/19	USD	1,210,000	$1,351,421
	Bank of America 6.10% 6/15/17		4,035,000	4,167,606
	Barclays Bank
	6.75% 5/22/19		450,000	503,336
	#144A 6.05% 12/4/17		2,410,000	2,495,741
	BB&T Capital Trust II 6.75% 6/7/36		2,578,000	2,570,003
	Citigroup 6.125% 5/15/18		3,005,000	3,023,036
@#	CoBank ACB 144A 7.875% 4/16/18		935,000	1,041,966
	JPMorgan Chase
	5.875% 6/13/16		500,000	531,660
	6.00% 10/1/17		345,000	370,781
	JPMorgan Chase Capital XVIII 6.95% 8/17/36		1,060,000	1,057,072
	JPMorgan Chase Capital XXII 6.45% 2/2/37		725,000	678,329
	JPMorgan Chase Capital XXV 6.80% 10/1/37		3,880,000	3,921,714
	KeyBank 6.95% 2/1/28		1,685,000	1,539,350
	KFW 10.00% 5/15/12	BRL	840,000	455,057
#	Lloyds TSB Bank 144A 5.80% 1/13/20	USD	2,260,000	2,239,072
•#	Rabobank Nederland 144A 11.00% 12/29/49		2,370,000	3,036,280
	Silicon Valley Bank 6.05% 6/1/17		805,000	759,418
•	USB Capital IX 6.189% 10/29/49		2,925,000	2,457,000
	Wachovia 5.50% 8/1/35		2,910,000	2,666,314
•	Wells Fargo Capital XIII 7.70% 12/29/49		3,150,000	3,071,250
	Zions Bancorporation
	5.50% 11/16/15		790,000	646,978
	7.75% 9/23/14		750,000	720,685
				39,304,069

Basic Industry – 6.22%
	ArcelorMittal 9.85% 6/1/19		2,230,000	2,837,274
	Dow Chemical
	8.55% 5/15/19		2,995,000	3,587,745
	*9.40% 5/15/39		2,150,000	2,843,687
	Freeport McMoRan Copper & Gold
	*8.25% 4/1/15		130,000	140,874
	8.375% 4/1/17		1,070,000	1,165,205
#	Georgia-Pacific 144A 8.25% 5/1/16		185,000	198,875
*#	Gerdau Holdings 144A 7.00% 1/20/20		146,000	147,460
#	Hexion Finance Escrow 144A 8.875% 2/1/18		615,000	595,781
	Lubrizol 6.50% 10/1/34		970,000	1,020,966

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
*#	NewPage 144A 11.375% 12/31/14	USD	325,000	$316,063
@#	Norske Skogindustrier 144A 7.125% 10/15/33		1,055,000	569,700
	Reliance Steel & Aluminum 6.85% 11/15/36		1,277,000	1,183,603
#	Sappi Papier Holding 144A 6.75% 6/15/12		485,000	470,953
#	Severstal 144A 9.75% 7/29/13		553,000	582,033
*	Steel Dynamics 7.75% 4/15/16		420,000	431,550
	Teck Resources
	10.25% 5/15/16		40,000	45,900
	#144A 10.75% 5/15/19		400,000	473,000
	Vale Overseas 6.875% 11/10/39		2,460,000	2,524,285
				19,134,954

Brokerage – 4.33%
	Goldman Sachs Group 6.75% 10/1/37		5,974,000	5,925,211
	Jefferies Group
	6.25% 1/15/36		515,000	447,879
	6.45% 6/8/27		2,640,000	2,393,260
	LaBranche 11.00% 5/15/12		600,000	618,000
	Lazard Group 6.85% 6/15/17		1,271,000	1,316,734
	Morgan Stanley 6.25% 8/28/17		2,045,000	2,184,305
	Nuveen Investments 10.50% 11/15/15		460,000	427,800
				13,313,189

Capital Goods – 3.93%
	Allied Waste North America 7.125% 5/15/16		3,440,000	3,711,313
	Ball
	7.125% 9/1/16		188,000	196,930
	7.375% 9/1/19		282,000	295,395
#	BWAY 144A 10.00% 4/15/14		400,000	424,000
#	Clean Harbors 144A 7.625% 8/15/16		520,000	530,400
*	Graham Packaging 9.875% 10/15/14		465,000	480,694
*	Graphic Packaging International 9.50% 8/15/13		230,000	237,475
	L-3 Communications Holdings 6.125% 7/15/13		340,000	345,100
	Ply Gem Industries 11.75% 6/15/13		350,000	357,875
	Tyco International Finance 8.50% 1/15/19		1,590,000	1,997,506
	USG
	6.30% 11/15/16		405,000	360,450
	#144A 9.75% 8/1/14		100,000	106,500

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
#	Voto-Votorantim Overseas Trading Operations
	144A 6.625% 9/25/19	USD	169,000	$168,155
	Waste Management
	6.125% 11/30/39		615,000	625,096
	7.75% 5/15/32		900,000	1,090,166
	WMX Technologies 7.10% 8/1/26		1,025,000	1,142,840
				12,069,895

Communications – 16.47%
	American Tower
	7.00% 10/15/17		300,000	334,875
	#144A 7.25% 5/15/19		2,000,000	2,250,000
	AT&T 6.50% 9/1/37		3,325,000	3,495,283
#	Cablevision Systems 144A 8.625% 9/15/17		250,000	260,000
#	CC Holdings GS V 144A 7.75% 5/1/17		235,000	254,388
#	Charter Communications Operating Capital 144A
	10.875% 9/15/14		675,000	759,375
	Cisco Systems 5.50% 1/15/40		3,850,000	3,721,113
	Comcast 6.95% 8/15/37		3,317,000	3,637,365
#	Cox Communications 144A
	6.45% 12/1/36		2,000,000	2,068,750
	6.95% 6/1/38		2,575,000	2,818,111
*	Cricket Communications 9.375% 11/1/14		355,000	355,000
	Crown Castle International 9.00% 1/15/15		660,000	718,575
*#	CSC Holdings 144A 8.50% 4/15/14		329,000	350,385
	Deutsche Telekom International Finance
	8.75% 6/15/30		1,335,000	1,723,167
	DirecTV Holdings 7.625% 5/15/16		4,550,000	4,982,552
*	DISH DBS 7.875% 9/1/19		635,000	658,813
*	Intelsat Bermuda 11.25% 2/4/17		740,000	754,800
	Intelsat Jackson Holdings 11.25% 6/15/16		460,000	491,050
	Level 3 Financing 9.25% 11/1/14		245,000	230,913
#	MetroPCS Wireless 144A 9.25% 11/1/14		275,000	278,094
	Nielsen Finance 11.50% 5/1/16		275,000	309,375
#	Nordic Telephone Holdings 144A 8.875% 5/1/16		375,000	401,250
#	Qwest 144A 8.375% 5/1/16		230,000	253,000
#	Qwest Communications International 144A
	7.125% 4/1/18		700,000	686,000

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
	Shaw Communications 6.75% 11/9/39	CAD	383,000	$367,489
	Sprint Capital 6.875% 11/15/28	USD	900,000	711,000
	Telecom Italia Capital 7.721% 6/4/38		4,290,000	4,912,688
	Telesat Canada 11.00% 11/1/15		230,000	258,175
	Time Warner Cable
	6.75% 6/15/39		1,585,000	1,685,714
	8.25% 4/1/19		1,645,000	1,984,896
	Verizon Communications 6.40% 2/15/38		2,880,000	3,026,028
#	Videotron 144A
	7.125% 1/15/20	CAD	418,000	406,192
	9.125% 4/15/18	USD	500,000	540,000
#	Vimpelcom 144A 9.125% 4/30/18		600,000	651,000
	Virgin Media Finance 8.75% 4/15/14		94,000	97,055
#	Vivendi 144A 6.625% 4/4/18		2,970,000	3,243,558
#	Wind Acquisition Finance 144A 11.75% 7/15/17		860,000	939,550
				50,615,579

Consumer Cyclical – 5.39%
	Burlington Coat Factory Investment Holdings
	14.50% 10/15/14		400,000	402,000
	CVS Caremark
	*6.125% 9/15/39		2,000,000	1,986,302
	6.60% 3/15/19		470,000	522,851
w#	CVS Pass Through Trust 144A 8.353% 7/10/31		2,181,986	2,499,250
	Darden Restaurants 6.80% 10/15/37		2,725,000	2,907,727
	Ford Motor 7.45% 7/16/31		825,000	738,375
	Ford Motor Credit 9.875% 8/10/11		650,000	680,279
#	Galaxy Entertainment Finance 144A 9.875% 12/15/12		325,000	334,750
	Goodyear Tire & Rubber 10.50% 5/15/16		315,000	343,350
#	Harrah’s Operating 144A 10.00% 12/15/18		475,000	380,000
#	Harrah’s Operating Escrow 144A 11.25% 6/1/17		335,000	357,613
	International Game Technology 7.50% 6/15/19		1,200,000	1,351,727
#	Invista 144A 9.25% 5/1/12		200,000	202,500
	Macy’s Retail Holdings
	6.65% 7/15/24		1,000,000	932,500
	8.875% 7/15/15		150,000	164,250
	MGM Mirage
	13.00% 11/15/13		175,000	203,438
	#144A 10.375% 5/15/14		90,000	99,225
	#144A 11.125% 11/15/17		110,000	124,300

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
*	OSI Restaurant Partners 10.00% 6/15/15	USD	675,000	$642,938
#	Pinnacle Entertainment 144A 8.625% 8/1/17		280,000	282,100
	Quiksilver 6.875% 4/15/15		700,000	612,500
*	Ryland Group 8.40% 5/15/17		475,000	515,375
*	Sally Holdings 10.50% 11/15/16		260,000	279,500
				16,562,850

Consumer Non-Cyclical – 2.71%
*	ARAMARK 8.50% 2/1/15		150,000	151,125
#	CareFusion 144A 6.375% 8/1/19		2,075,000	2,286,104
	Community Health Systems 8.875% 7/15/15		495,000	512,944
	HCA
	9.25% 11/15/16		530,000	560,475
	PIK 9.625% 11/15/16		125,000	132,813
	Inverness Medical Innovations 9.00% 5/15/16		250,000	256,250
*	Jarden 7.50% 5/1/17		165,000	166,650
	Quest Diagnostics 6.95% 7/1/37		3,078,000	3,507,387
	Supervalu 7.50% 11/15/14		460,000	463,450
	US Oncology Holdings PIK 6.428% 3/15/12		300,000	285,000
				8,322,198

Electric – 8.55%
	AES 8.00% 6/1/20		325,000	327,438
	Ameren 8.875% 5/15/14		290,000	337,264
#	American Transmission Systems 144A
	5.25% 1/15/22		3,150,000	3,227,528
#	Calpine Construction Finance 144A
	8.00% 6/1/16		345,000	353,625
#	Centrais Eletricas Brasileiras 144A
	6.875% 7/30/19		2,730,000	2,859,675
	CMS Energy 8.75% 6/15/19		1,035,000	1,185,193
#	Electricite de France 144A 4.60% 1/27/20		1,990,000	1,983,051
#	Enel Finance International 144A
	5.125% 10/7/19		750,000	761,442
	6.00% 10/7/39		2,500,000	2,505,615
*	Energy Future Holdings 10.875% 11/1/17		175,000	139,125
	Florida Power 6.35% 9/15/37		1,500,000	1,631,831
	Illinois Power 9.75% 11/15/18		3,680,000	4,732,365
	Ipalco Enterprises 8.125% 11/14/11		275,000	290,469

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
	NRG Energy
	7.375% 2/1/16	USD	475,000	$473,813
	7.375% 1/15/17		180,000	179,325
	Public Service Oklahoma 5.15% 12/1/19		2,550,000	2,602,267
•	Puget Sound Energy 6.974% 6/1/67		300,000	268,555
*	Texas Competitive Electric Holdings 10.25% 11/1/15		275,000	216,563
•	Wisconsin Energy 6.25% 5/15/67		2,405,000	2,191,652
				26,266,796

Energy – 5.09%
	Chesapeake Energy 7.25% 12/15/18		610,000	610,000
	Massey Energy 6.875% 12/15/13		450,000	448,875
	Nexen 7.50% 7/30/39		2,400,000	2,729,544
	Noble Energy 8.25% 3/1/19		1,125,000	1,367,530
	Petrobras International Finance 6.875% 1/20/40		1,500,000	1,516,196
*#	PetroHawk Energy 144A 10.50% 8/1/14		370,000	410,700
	Pride International 8.50% 6/15/19		2,395,000	2,754,250
	Talisman Energy 6.25% 2/1/38		1,725,000	1,740,285
#	TNK-BP Finance 144A 6.25% 2/2/15		374,000	374,419
	Weatherford International
	7.00% 3/15/38		995,000	1,044,830
	9.625% 3/1/19		2,090,000	2,657,247
				15,653,876

Finance Companies – 5.77%
	Capital One Capital V 10.25% 8/15/39		3,530,000	4,051,530
	Capital One Capital VI 8.875% 5/15/40		445,000	466,341
	Cardtronics 9.25% 8/15/13		450,000	463,500
#	CDP Financial 144A 5.60% 11/25/39		2,525,000	2,516,420
	City National Capital Trust I 9.625% 2/1/40		800,000	859,136
	FTI Consulting 7.75% 10/1/16		375,000	382,500
	General Electric Capital
	5.50% 1/8/20		1,595,000	1,582,588
	5.875% 1/14/38		950,000	882,524
	6.75% 3/15/32		3,000,000	3,074,604
	6.875% 1/10/39		900,000	938,283
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65		1,130,000	649,750

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Finance Companies (continued)
	International Lease Finance
	5.875% 5/1/13	USD	1,108,000	$933,215
	6.625% 11/15/13		800,000	669,772
*	PHH 7.125% 3/1/13		290,000	265,350
				17,735,513

Insurance – 2.54%
*•	Chubb 6.375% 3/29/67		1,540,000	1,493,800
•#	MetLife Capital Trust X 144A 9.25% 4/8/38		2,845,000	3,214,850
	Transatlantic Holdings 8.00% 11/30/39		704,000	718,191
	UnitedHealth Group
	5.80% 3/15/36		2,210,000	2,176,240
	6.50% 6/15/37		200,000	213,483
				7,816,564

Natural Gas – 8.70%
@	Boston Gas 6.95% 12/1/23		200,000	216,070
	El Paso
	7.25% 6/1/18		100,000	103,255
	8.25% 2/15/16		115,000	124,488
	Enbridge Energy Partners 9.875% 3/1/19		2,265,000	2,953,379
	Energy Transfer Partners 9.70% 3/15/19		3,545,000	4,517,485
	Enterprise Products Operating
	6.125% 10/15/39		1,095,000	1,085,995
	•8.375% 8/1/66		2,640,000	2,626,730
#	Inergy Finance 144A 8.75% 3/1/15		170,000	177,650
	Kinder Morgan Energy Partners 7.30% 8/15/33		4,320,000	4,860,638
	MarkWest Energy Partners 8.75% 4/15/18		215,000	224,675
#	Midcontinent Express Pipeline 144A 6.70% 9/15/19		2,065,000	2,179,325
	Plains All American Pipeline
	5.75% 1/15/20		1,180,000	1,221,999
	6.65% 1/15/37		2,915,000	3,071,801
*	Sempra Energy 6.00% 10/15/39		1,470,000	1,493,857
•	TransCanada Pipelines 6.35% 5/15/67		1,975,000	1,877,214
				26,734,561

Statements of net assets
Delaware Extended Duration Bond Fund

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Real Estate – 1.21%
ProLogis 7.375% 10/30/19	USD	1,455,000	$1,510,264
Regency Centers 5.875% 6/15/17		1,140,000	1,129,813
•# USB Realty 144A 6.091% 12/29/49		1,400,000	1,081,500
			3,721,577
Technology – 1.19%
Adobe Systems 4.75% 2/1/20		1,550,000	1,549,384
* First Data 9.875% 9/24/15		960,000	861,600
* Freescale Semiconductor 8.875% 12/15/14		795,000	711,525
Xerox 5.625% 12/15/19		520,000	538,722
			3,661,231
Total Corporate Bonds (cost $242,261,630)			260,912,852

Municipal Bonds – 1.14%
California State Taxable Build America Bonds
7.30% 10/1/39		910,000	867,003
(Various Purposes) 7.55% 4/1/39		2,675,000	2,652,770
Total Municipal Bonds (cost $3,653,802)			3,519,773

Non-Agency Asset-Backed Securities – 1.23%
Capital One Multi-Asset Execution Trust
Series 2007-A7 A7 5.75% 7/15/20		550,000	618,256
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39		1,505,000	1,684,861
CNH Equipment Trust
Series 2008-A A3 4.12% 5/15/12		91,978	93,328
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20		960,000	1,056,733
# Dunkin Securitization
Series 2006-1 A2 144A 5.779% 6/20/31		190,000	186,146
Mid-State Trust
Series 11 A1 4.864% 7/15/38		47,742	43,287
Series 2005-1 A 5.745% 1/15/40		116,507	111,142
Total Non-Agency Asset-Backed Securities
(cost $3,457,101)			3,793,753

	Principal amount°		Value (U.S. $)
Regional Authority – 0.18%Δ
Canada – 0.18%
Province of Quebec Canada 4.50% 12/1/19	CAD	570,000	$552,064
Total Regional Authority (cost $554,564)			552,064

«Senior Secured Loans – 3.38%
AIQ Tranche Term Loan 5.50% 6/1/16	USD	390,000	388,489
American General Finance Tranche Term Loan
4.101% 7/9/10		400,000	384,000
Avis Budget Car Rental Tranche Term Loan
4.04% 4/19/12		328,317	321,887
Bausch & Lomb
Parent Tranche Term Loan B 3.501% 4/11/15		596,852	578,576
Tranche Term Loan DD 3.501% 4/11/15		144,941	140,503
Burlington Coat Factory Warehouse
Tranche Term Loan 2.51% 5/28/13		462,761	434,417
Cengage Learning Tranche Term Loan
2.75% 7/7/14		430,000	431,969
Charter Communications Operating
Tranche Term Loan 2.25% 3/6/14		215,000	200,420
Chester Downs & Marina Tranche Term Loan
12.375% 12/31/16		353,250	365,614
Dana Holdings Tranche Term Loan B
6.954% 1/30/15		236,926	228,707
Delta Air Lines Tranche Term Loan 8.75% 9/16/13		689,025	697,642
Flextronics International Tranche Term Loan B
2.501% 10/1/12		711,079	686,369
Ford Motor Tranche Term Loan B
3.259% 12/15/13		511,375	480,301
Graham Packaging Tranche Term Loan C
6.75% 4/5/14		245,000	247,641
Harrahs Operating Tranche Term Loan B2
9.50% 10/31/16		525,000	534,468
JohnsonDiversey Tranche Term Loan
5.50% 11/24/15		540,000	546,075
Level 3 Communications Tranche Term Loan A
2.50% 3/13/14		275,000	250,895
Nuveen Investments
Tranche Term Loan B 3.302% 11/13/14		308,859	273,002
Tranche Term Loan Second Lien 12.50% 7/9/15		245,000	257,556

Statements of net assets
Delaware Extended Duration Bond Fund

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Pilot Travel Centers Tranche Term Loan A
5.25% 11/12/13	USD	265,000	$266,988
Reynolds Group Holdings Tranche Term Loan
6.25% 11/5/15		245,000	248,736
Rite Aid Tranche Term Loan 9.50% 6/5/15		400,000	418,250
Targa Resources Tranche Term Loan
6.00% 6/5/17		580,000	582,900
Telesat Canada
Delay Draw Tranche Term Loan B
3.24% 10/31/14		244,039	239,855
Tranche Term Loan II 3.24% 10/31/14		20,961	20,602
Texas Competitive Electric Holdings
Tranche Term Loan B2 3.731% 10/10/14		614,258	504,622
Toys R Us Tranche Term Loan B 4.486% 7/19/12		185,000	184,862
Univision Communications Tranche Term Loan B
2.533% 9/29/14		540,000	468,450
Total Senior Secured Loans (cost $10,000,398)			10,383,796

Sovereign Agencies – 0.42%Δ
Brazil – 0.42%
# Banco Nacional de Desenvolvimento
Economico e Social 144A
5.50% 7/12/20		965,000	949,560
6.369% 6/16/18		340,000	353,600
Total Sovereign Agencies (cost $1,307,287)			1,303,160

Sovereign Debt – 0.63%Δ
Brazil – 0.07%
Republic of Brazil 12.50% 1/5/22	BRL	370,000	229,164
			229,164
Indonesia – 0.23%
Indonesia Government 10.75% 5/15/16	IDR	5,909,000,000	692,677
			692,677
Mexico – 0.21%
Mexican Bonos 10.00% 11/20/36	MXN	7,389,000	648,458
			648,458

	Principal amount°		Value (U.S. $)
Sovereign Debt (continued)
Poland – 0.12%
Poland Government Bond 5.50% 10/25/19	PLN	1,115,000	$366,568
			366,568
Total Sovereign Debt (cost $1,813,844)			1,936,867

Supranational Banks – 0.71%
European Investment Bank 11.25% 2/14/13	BRL	700,000	386,393
International Bank for Reconstruction &
Development 5.75% 10/21/19	AUD	1,041,000	887,616
International Finance 5.75% 6/24/14	AUD	1,041,000	923,300
Total Supranational Banks (cost $2,130,178)			2,197,309

U.S. Treasury Obligations – 2.02%
U.S. Treasury Bond 4.50% 8/15/39	USD	4,795,000	4,790,507
*¥^ United States Treasury Strip Principal
4.447% 5/15/39		5,500,000	1,405,899
Total U.S. Treasury Obligations (cost $6,235,846)			6,196,406

	Number of shares
•Preferred Stock – 0.55%
PNC Financial Services Group 8.25%		1,615,000	1,684,548
Total Preferred Stock (cost $1,588,134)			1,684,548

	Principal amount°
≠Discount Note – 1.03%
Federal Home Loan Bank 0.03% 2/1/10	USD	3,152,013	3,152,013
Total Discount Note (cost $3,152,013)			3,152,013

Total Value of Securities Before Securities
Lending Collateral – 99.00% (cost $284,654,171)			304,283,655

Statements of net assets
Delaware Extended Duration Bond Fund

	Number of shares	Value (U.S. $)
Securities Lending Collateral** – 1.59%
Investment Companies
Mellon GSL DBT II Collateral Fund	3,880,231	$3,880,231
BNY Mellon SL DBT II Liquidating Fund	1,022,504	1,012,074
@†Mellon GSL Reinvestment Trust II	101,515	4,314
Total Securities Lending Collateral
(cost $5,004,250)		4,896,619

Total Value of Securities – 100.59%
(cost $289,658,421)		309,180,274 ©
Obligation to Return Securities
Lending Collateral** – (1.63%)		(5,004,250)
Receivables and Other Assets
Net of Liabilities – 1.04%		3,195,374
Net Assets Applicable to 50,819,074
Shares Outstanding – 100.00%		$307,371,398

Net Asset Value – Delaware Extended Duration Bond Fund
Class A ($250,469,808 / 41,406,518 Shares)		$6.05
Net Asset Value – Delaware Extended Duration Bond Fund
Class B ($3,621,531 / 599,650 Shares)		$6.04
Net Asset Value – Delaware Extended Duration Bond Fund
Class C ($20,406,844 / 3,374,518 Shares)		$6.05
Net Asset Value – Delaware Extended Duration Bond Fund
Class R ($8,640,687 / 1,426,727 Shares)		$6.06
Net Asset Value – Delaware Extended Duration Bond Fund
Institutional Class ($24,232,528 / 4,011,661 Shares)		$6.04

Components of Net Assets at January 31, 2010:
Shares of beneficial interest (unlimited authorization – no par)		$294,562,982
Undistributed net investment income		1,289,792
Accumulated net realized loss on investments		(6,587,843)
Net unrealized appreciation of investments and foreign currencies		18,106,467
Total net assets		$307,371,398

°Principal amount shown is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesia Rupiah
KRW — South Korean Won
MXN — Mexican Peso
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PLN — Polish Zloty
USD — United States Dollar

•	Variable rate security. The rate shown is the rate as of January 31, 2010.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate is in effect at January 31, 2010.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
@	Illiquid security. At January 31, 2010, the aggregate amount of illiquid securities was $1,832,050, which represented 0.60% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
w
Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

«
Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at January 31, 2010.

#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2010, the aggregate amount of Rule 144A securities was $62,099,139, which represented 20.20% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

Δ	Securities have been classified by country of origin.
¥	Fully or partially pledged as collateral for financial futures contracts.
†	Non income producing security.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
©	Includes $4,877,961 of securities loaned.
≠	The rate shown is the effective yield at time of purchase.

Statements of net assets
Delaware Extended Duration Bond Fund

Summary of abbreviations:
CDS — Credit Default Swap
PIK — Pay-in-kind
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Extended Duration Bond Fund
Net asset value Class A (A)	$6.05
Sales charge (4.50% of offering price) (B)	0.29
Offering price	$6.34

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

1 The following foreign currency exchange contracts, financial futures contracts and swap contracts were outstanding at January 31, 2010:

Foreign Currency Exchange Contracts

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	42,560	USD	(39,283)	2/19/10	$(1,722)
BRL	827,094	USD	(446,595)	2/19/10	(9,337)
CAD	(290,975)	USD	280,198	2/19/10	8,114
EUR	13,605	USD	(19,625)	2/19/10	(762)
GBP	(318)	USD	514	2/19/10	6
IDR	(1,868,226,000)	USD	200,067	2/19/10	950
KRW	1,160,212,248	USD	(1,007,916)	2/19/10	(7,358)
NOK	6,856,687	USD	(1,200,716)	2/19/10	(44,155)
NOK	1,419,090	USD	(248,384)	2/19/10	(9,017)
NZD	6,213	USD	(4,517)	2/19/10	(164)
PLN	(1,147,814)	USD	402,954	2/19/10	10,530
					$(52,915)

Financial Futures Contracts

				Unrealized
				Appreciation
Contracts to Buy (Sell)	Notional Cost	Notional Value	Expiration Date	(Depreciation)
(178) U.S. Treasury 10 yr Note	$(21,223,358)	$(21,031,813)	3/31/10	$191,546
522 U.S. Treasury Long Bond	63,456,726	62,020,125	3/22/10	(1,436,601)
				$(1,245,055)

Swap Contracts
CDS Contracts

		Annual		Unrealized
Swap Counterparty &		Protection	Termination	Appreciation
Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
Protection Purchased:
JPMorgan Securities
Donnelley (R.R.) & Sons CDS	$1,285,000	5.00%	6/20/14	$(220,540)
Penney (J.C.) 5 yr CDS	1,260,000	1.00%	3/20/15	29,360
Sunoco 5 yr CDS	890,000	1.00%	3/20/15	26,363
	$3,435,000			$(164,817)
Protection Sold:
Citigroup Global Markets
MetLife 5 yr CDS	$825,000	5.00%	9/20/14	$36,549
JPMorgan Securities
Macy’s 5 yr CDS	1,260,000	1.00%	3/20/15	(28,646)
MetLife 5 yr CDS	235,000	1.00%	12/20/14	2,789
UnitedHealth Group 5 yr CDS	2,045,000	1.00%	12/20/14	58,787
Valero Energy 5 yr CDS	890,000	1.00%	3/20/15	(16,020)
	$5,255,000			$53,459
Total				$(111,358)

The use of foreign currency exchange contracts, financial futures contracts, and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes

Statements of assets and liabilities
January 31, 2010

	Delaware	Delaware
	Corporate	Extended
	Bond	Duration Bond
	Fund	Fund
Assets:
Investments, at value1	$833,724,970	$304,283,655
Short-term investments held as collateral for
loaned securities, at value	11,608,250	4,896,619
Foreign currencies, at value	1,263,347	518,391
Cash	2,384,109	2,002,245
Restricted cash	1,020,000	240,000
Receivables for securities sold	20,381,419	6,114,405
Dividends and interest receivable	13,681,651	5,202,497
Receivable for fund shares sold	3,241,794	1,858,824
Variation margin receivable on future contracts	—	261,906
Annual protection receipts on credit default swaps	5,658	—
Securities lending income receivable	3,546	1,139
Total assets	887,314,744	325,379,681

Liabilities:
Payables for securities purchased	32,933,851	11,568,828
Credit default swap, at value (including up
front payments received of $52,207 and
$20,673 respectively)2	238,424	90,685
Annual protection payments on credit default swaps	—	95
Distributions payable	1,117,537	436,825
Payable for fund shares redeemed	2,546,885	580,868
Variation margin payable on future contracts	85,781	—
Foreign currency contracts, at value	140,297	52,915
Obligation to return securities lending collateral	11,858,997	5,004,250
Other liabilities	—	10,420
Due to manager and affiliates	687,156	212,592
Other accrued expenses	38,830	50,805
Total liabilities	49,647,758	18,008,283

Total Net Assets	$837,666,986	$307,371,398

Investments, at cost	$794,167,463	$284,654,171
Short-term investments held as
collateral for loaned securities, at cost	11,858,997	5,004,250
Foreign currencies, at cost	1,273,717	522,685
1Including securities on loan	11,570,952	4,877,961

2See Note 8 in “Notes to financial statements.”

See accompanying notes

Statements of operations
Six Months Ended January 31, 2010

	Delaware	Delaware
	Corporate	Extended
	Bond	Duration Bond
	Fund	Fund
Investment Income:
Interest	$25,021,979	$9,207,727
Dividends	152,126	66,619
Securities lending income	20,020	6,788
Foreign tax withheld	—	(3,186)
	25,194,125	9,277,948
Expenses:
Management fees	1,899,617	727,768
Distribution expense – Class A	848,187	320,285
Distribution expense – Class B	58,628	19,727
Distribution expense – Class C	692,413	101,778
Distribution expense – Class R	34,681	5,323
Dividend disbursing and transfer agent fees and expenses	619,361	277,509
Accounting and administration expenses	154,506	52,875
Reports and statements to shareholders	51,350	22,577
Registration fees	51,080	36,454
Legal fees	47,591	15,865
Audit and tax	25,844	13,802
Trustees’ fees	17,837	7,736
Custodian fees	13,607	5,026
Pricing fees	9,215	8,101
Insurance fees	8,508	3,302
Consulting fees	3,667	1,399
Dues and services	2,405	549
Trustees’ expenses	1,566	556
	4,540,063	1,620,632
Less fees waived	(323,644)	(289,792)
Less waived distribution expenses – Class A	(141,365)	(53,381)
Less waived distribution expenses – Class R	(5,780)	(887)
Total operating expenses	4,069,274	1,276,572
Net Investment Income	21,124,851	8,001,376

	Delaware	Delaware
	Corporate	Extended
	Bond	Duration Bond
	Fund	Fund
Net Realized and Unrealized Gain (Loss) on
Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	$41,548,933	$12,724,142
Futures contracts	(19,705)	2,281,360
Foreign currencies	1,010,414	392,685
Swap contracts	(103,664)	(23,144)
Net realized gain	42,435,978	15,375,043
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	14,046,532	4,001,696
Net Realized and Unrealized Gain on
Investments and Foreign Currencies	56,482,510	19,376,739

Net Increase in Net Assets Resulting
from Operations	$77,607,361	$27,378,115

See accompanying notes

Statements of changes in net assets
Delaware Corporate Bond Fund

	Six Months	Year
	Ended	Ended
	1/31/10	7/31/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$21,124,851	$34,436,470
Net realized gain (loss) on investments
and foreign currencies	42,435,978	(15,995,766)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	14,046,532	50,764,760
Net increase in net assets resulting from operations	77,607,361	69,205,464

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(16,527,273)	(17,630,473)
Class B	(298,004)	(669,607)
Class C	(3,525,731)	(4,142,648)
Class R	(323,142)	(589,808)
Institutional Class	(1,319,671)	(10,872,016)
	(21,993,821)	(33,904,552)

Capital Share Transactions:
Proceeds from shares sold:
Class A	232,682,616	289,855,627
Class B	148,206	410,530
Class C	25,018,547	68,765,093
Class R	3,309,998	5,041,020
Institutional Class	3,639,356	56,389,720

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	12,309,359	12,817,706
Class B	186,533	400,067
Class C	2,447,842	3,009,722
Class R	317,912	580,575
Institutional Class	824,395	2,751,488
	280,884,764	440,021,548

	Six Months	Year
	Ended	Ended
	1/31/10	7/31/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(115,306,046)	$(138,950,540)
Class B	(2,150,371)	(4,594,860)
Class C	(16,045,315)	(21,190,502)
Class R	(3,391,373)	(6,875,785)
Institutional Class	(17,133,271)	(212,080,924)
	(154,026,376)	(383,692,611)
Increase in net assets derived
from capital share transactions	126,858,388	56,328,937
Net Increase in Net Assets	182,471,928	91,629,849

Net Assets:
Beginning of period	655,195,058	563,565,209
End of period	$837,666,986	$655,195,058

Undistributed net (distributions in excess of)
investment income	$498,564	$(482,217)

See accompanying notes

Statements of changes in net assets
Delaware Extended Duration Bond Fund

	Six Months	Year
	Ended	Ended
	1/31/10	7/31/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,001,376	$14,523,299
Net realized gain (loss) on investments
and foreign currencies	15,375,043	(6,685,843)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	4,001,696	23,785,423
Net increase in net assets resulting from operations	27,378,115	31,622,879

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(6,460,265)	(10,826,524)
Class B	(104,774)	(241,956)
Class C	(540,205)	(1,006,934)
Class R	(49,989)	(26,836)
Institutional Class	(784,518)	(2,188,704)
	(7,939,751)	(14,290,954)

Capital Share Transactions:
Proceeds from shares sold:
Class A	88,470,656	75,992,783
Class B	23,424	67,858
Class C	3,163,983	5,066,090
Class R	8,133,894	338,174
Institutional Class	1,365,761	18,626,692

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	5,691,546	9,259,070
Class B	70,559	161,170
Class C	356,858	681,672
Class R	38,916	26,168
Institutional Class	641,061	901,074
	107,956,658	111,120,751

	Six Months	Year
	Ended	Ended
	1/31/10	7/31/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(43,787,919)	$(77,581,305)
Class B	(773,436)	(1,142,233)
Class C	(3,781,651)	(5,866,638)
Class R	(299,717)	(144,414)
Institutional Class	(5,918,910)	(32,116,715)
	(54,561,633)	(116,851,305)
Increase (decrease) in net assets derived
from capital share transactions	53,395,025	(5,730,554)
Net Increase in Net Assets	72,833,389	11,601,371

Net Assets:
Beginning of period	234,538,009	222,936,638
End of period	$307,371,398	$234,538,009

Undistributed net investment income	$1,289,792	$913,555

See accompanying notes

Financial highlights
Delaware Corporate Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflect waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
1/31/10	7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
(Unaudited)1
$5.460	$5.240	$5.520	$5.490	$5.780	$5.700

0.162	0.314	0.279	0.301	0.276	0.260
0.436	0.216	(0.272)	0.046	(0.239)	0.174
0.598	0.530	0.007	0.347	0.037	0.434

(0.168)	(0.310)	(0.287)	(0.317)	(0.306)	(0.286)
—	—	—	—	(0.021)	(0.068)
(0.168)	(0.310)	(0.287)	(0.317)	(0.327)	(0.354)

$5.890	$5.460	$5.240	$5.520	$5.490	$5.780

11.07%	11.04%	0.04%	6.35%	0.70%	7.76%

$629,878	$459,892	$268,659	$304,255	$256,776	$115,456
0.92%	0.90%	0.90%	0.82%	0.81%	0.82%

1.05%	1.11%	1.08%	1.06%	1.05%	1.08%
5.60%	6.45%	5.10%	5.35%	4.95%	4.48%

5.47%	6.24%	4.92%	5.11%	4.71%	4.22%
258%	271%	355%	244%	173%	232%

Financial highlights
Delaware Corporate Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
1/31/10	7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
(Unaudited)1
$5.460	$5.230	$5.520	$5.480	$5.770	$5.700

0.140	0.278	0.238	0.259	0.234	0.216
0.437	0.225	(0.283)	0.055	(0.239)	0.164
0.577	0.503	(0.045)	0.314	(0.005)	0.380

(0.147)	(0.273)	(0.245)	(0.274)	(0.264)	(0.242)
—	—	—	—	(0.021)	(0.068)
(0.147)	(0.273)	(0.245)	(0.274)	(0.285)	(0.310)

$5.890	$5.460	$5.230	$5.520	$5.480	$5.770

10.66%	10.43%	(0.90% )	5.56%	0.13%	6.77%

$11,012	$11,938	$15,525	$22,694	$23,792	$23,963
1.67%	1.65%	1.65%	1.57%	1.56%	1.57%

1.75%	1.81%	1.78%	1.76%	1.75%	1.78%
4.85%	5.70%	4.35%	4.60%	4.20%	3.73%

4.77%	5.54%	4.22%	4.41%	4.01%	3.52%
258%	271%	355%	244%	173%	232%

Financial highlights
Delaware Corporate Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
1/31/10	7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
(Unaudited)1
$5.470	$5.240	$5.520	$5.490	$5.780	$5.700

0.140	0.278	0.238	0.259	0.234	0.216
0.427	0.225	(0.273)	0.045	(0.239)	0.174
0.567	0.503	(0.035)	0.304	(0.005)	0.390

(0.147)	(0.273)	(0.245)	(0.274)	(0.264)	(0.242)
—	—	—	—	(0.021)	(0.068)
(0.147)	(0.273)	(0.245)	(0.274)	(0.285)	(0.310)

$5.890	$5.470	$5.240	$5.520	$5.490	$5.780

10.45%	10.41%	(0.71% )	5.55%	(0.05% )	6.95%

$143,529	$121,901	$62,211	$67,693	$48,425	$33,013
1.67%	1.65%	1.65%	1.57%	1.56%	1.57%

1.75%	1.81%	1.78%	1.76%	1.75%	1.78%
4.85%	5.70%	4.35%	4.60%	4.20%	3.73%

4.77%	5.54%	4.22%	4.41%	4.01%	3.52%
258%	271%	355%	244%	173%	232%

Financial highlights
Delaware Corporate Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflect waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
1/31/10	7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
(Unaudited)1
$5.470	$5.240	$5.520	$5.490	$5.780	$5.700

0.155	0.302	0.265	0.287	0.262	0.240
0.436	0.226	(0.272)	0.045	(0.239)	0.174
0.591	0.528	(0.007)	0.332	0.023	0.414

(0.161)	(0.298)	(0.273)	(0.302)	(0.292)	(0.266)
—	—	—	—	(0.021)	(0.068)
(0.161)	(0.298)	(0.273)	(0.302)	(0.313)	(0.334)

$5.900	$5.470	$5.240	$5.520	$5.490	$5.780

10.92%	10.97%	(0.21% )	6.07%	0.45%	7.38%

$12,329	$11,229	$11,973	$15,802	$6,048	$2,608
1.17%	1.15%	1.15%	1.07%	1.06%	1.17%

1.35%	1.41%	1.38%	1.36%	1.35%	1.38%
5.35%	6.20%	4.85%	5.10%	4.70%	4.13%

5.17%	5.94%	4.62%	4.81%	4.41%	3.92%
258%	271%	355%	244%	173%	232%

Financial highlights
Delaware Corporate Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
1/31/10	7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
(Unaudited)1
$5.470	$5.240	$5.520	$5.480	$5.770	$5.700

0.169	0.327	0.293	0.315	0.289	0.274
0.427	0.225	(0.273)	0.056	(0.238)	0.164
0.596	0.552	0.020	0.371	0.051	0.438

(0.176)	(0.322)	(0.300)	(0.331)	(0.320)	(0.300)
—	—	—	—	(0.021)	(0.068)
(0.176)	(0.322)	(0.300)	(0.331)	(0.341)	(0.368)

$5.890	$5.470	$5.240	$5.520	$5.480	$5.770

11.21%	11.53%	0.10%	6.81%	0.95%	7.84%

$40,919	$50,235	$205,197	$180,631	$234,281	$201,895
0.67%	0.65%	0.65%	0.57%	0.56%	0.57%

0.75%	0.81%	0.78%	0.76%	0.75%	0.78%
5.85%	6.70%	5.35%	5.60%	5.20%	4.73%

5.77%	6.54%	5.22%	5.41%	5.01%	4.52%
258%	271%	355%	244%	173%	232%

Financial highlights
Delaware Extended Duration Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expenses paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflect waivers by manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
1/31/10	7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
(Unaudited)1
$5.600	$5.210	$5.460	$5.410	$5.940	$5.770

0.181	0.344	0.296	0.306	0.299	0.292
0.449	0.385	(0.245)	0.065	(0.468)	0.390
0.630	0.729	0.051	0.371	(0.169)	0.682

(0.180)	(0.339)	(0.301)	(0.321)	(0.309)	(0.312)
—	—	—	—	(0.052)	(0.200)
(0.180)	(0.339)	(0.301)	(0.321)	(0.361)	(0.512)

$6.050	$5.600	$5.210	$5.460	$5.410	$5.940

11.36%	15.17%	0.83%	6.82%	(2.89% )	12.17%

$250,470	$184,538	$163,372	$180,853	$92,132	$58,003
0.92%	0.90%	0.90%	0.88%	0.80%	0.84%

1.19%	1.29%	1.23%	1.20%	1.22%	1.31%
6.09%	7.03%	5.42%	5.44%	5.35%	4.92%

5.82%	6.64%	5.09%	5.12%	4.93%	4.45%
178%	234%	443%	276%	184%	233%

Financial highlights
Delaware Extended Duration Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
1/31/10	7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
(Unaudited)1
$5.590	$5.200	$5.450	$5.410	$5.930	$5.760

0.159	0.307	0.254	0.264	0.257	0.247
0.449	0.384	(0.244)	0.054	(0.458)	0.391
0.608	0.691	0.010	0.318	(0.201)	0.638

(0.158)	(0.301)	(0.260)	(0.278)	(0.267)	(0.268)
—	—	—	—	(0.052)	(0.200)
(0.158)	(0.301)	(0.260)	(0.278)	(0.319)	(0.468)

$6.040	$5.590	$5.200	$5.450	$5.410	$5.930

10.96%	14.33%	0.08%	5.84%	(3.45% )	11.35%

$3,621	$3,992	$4,718	$5,959	$6,371	$6,964
1.67%	1.65%	1.65%	1.63%	1.55%	1.59%

1.89%	1.99%	1.93%	1.90%	1.92%	2.01%
5.34%	6.28%	4.67%	4.69%	4.60%	4.17%

5.12%	5.94%	4.39%	4.42%	4.23%	3.75%
178%	234%	443%	276%	184%	233%

Financial highlights
Delaware Extended Duration Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
1/31/10	7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
(Unaudited)1
$5.600	$5.210	$5.460	$5.410	$5.930	$5.760

0.159	0.307	0.254	0.264	0.257	0.248
0.449	0.385	(0.244)	0.064	(0.458)	0.390
0.608	0.692	0.010	0.328	(0.201)	0.638

(0.158)	(0.302)	(0.260)	(0.278)	(0.267)	(0.268)
—	—	—	—	(0.052)	(0.200)
(0.158)	(0.302)	(0.260)	(0.278)	(0.319)	(0.468)

$6.050	$5.600	$5.210	$5.460	$5.410	$5.930

10.94%	14.32%	0.08%	6.03%	(3.45% )	11.35%

$20,407	$19,120	$17,976	$20,156	$11,021	$8,196
1.67%	1.65%	1.65%	1.63%	1.55%	1.59%

1.89%	1.99%	1.93%	1.90%	1.92%	2.01%
5.34%	6.28%	4.67%	4.69%	4.60%	4.17%

5.12%	5.94%	4.39%	4.42%	4.23%	3.75%
178%	234%	443%	276%	184%	233%

Financial highlights
Delaware Extended Duration Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income3
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return4

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.

See accompanying notes

10/1/052
Six Months Ended	Year Ended	to
1/31/10	7/31/09	7/31/08	7/31/07	7/31/06
(Unaudited)1
$5.600	$5.210	$5.460	$5.410	$5.820

0.173	0.332	0.282	0.293	0.236
0.460	0.385	(0.245)	0.064	(0.391)
0.633	0.717	0.037	0.357	(0.155)

(0.173)	(0.327)	(0.287)	(0.307)	(0.203)
—	—	—	—	(0.052)
(0.173)	(0.327)	(0.287)	(0.307)	(0.255)

$6.060	$5.600	$5.210	$5.460	$5.410

11.21%	15.08%	0.39%	6.75%	(2.67%	)

$8,641	$665	$377	$250	$23
1.17%	1.15%	1.15%	1.13%	1.05%

1.49%	1.59%	1.53%	1.50%	1.52%
5.84%	6.78%	5.17%	5.19%	5.12%

5.52%	6.34%	4.79%	4.82%	4.65%
178%	234%	443%	276%	184%	5

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

5 Portfolio turnover is representative of the Fund for the entire year.

Financial highlights
Delaware Extended Duration Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expenses paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
1/31/10	7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
(Unaudited)1
$5.590	$5.200	$5.450	$5.410	$5.930	$5.760

0.188	0.356	0.309	0.320	0.313	0.307
0.449	0.385	(0.244)	0.055	(0.458)	0.391
0.637	0.741	0.065	0.375	(0.145)	0.698

(0.187)	(0.351)	(0.315)	(0.335)	(0.323)	(0.328)
—	—	—	—	(0.052)	(0.200)
(0.187)	(0.351)	(0.315)	(0.335)	(0.375)	(0.528)

$6.040	$5.590	$5.200	$5.450	$5.410	$5.930

11.52%	15.48%	1.09%	6.90%	(2.48% )	12.47%

$24,232	$26,223	$36,494	$65,537	$69,357	$52,547
0.67%	0.65%	0.65%	0.63%	0.55%	0.59%

0.89%	0.99%	0.93%	0.90%	0.92%	1.01%
6.34%	7.28%	5.67%	5.69%	5.60%	5.17%

6.12%	6.94%	5.39%	5.42%	5.23%	4.75%
178%	234%	443%	276%	184%	233%

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund
January 31, 2010 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Core Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each referred to as a Fund or collectively as the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Funds is to seek to provide investors with total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2006 – July 31, 2009), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Funds’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2010, the Funds held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

1. Significant Accounting Policies (continued)
are reported in operations for the current period. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended January 31, 2010.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Funds’ adopted the Codification for the six months ended January 31, 2010. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
On the first $500 million	0.500%	0.550%
On the next $500 million	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%

Effective December 1, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Funds to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs and nonroutine expenses or costs, including, but not limited to those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, (collectively, nonroutine expenses)) do not exceed 0.70% of each Fund’s average daily net assets until such time as the waiver is discontinued. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Funds’ Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds, and may be discontinued at any time because they are voluntary. Prior to December 1, 2009, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Funds’ to the extent necessary to ensure that total annual operating expenses did not exceed 0.65% of average daily net assets of the Funds.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended January 31, 2010, Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund was charged $19,333 and $6,616, respectively for these services.

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fee for each Fund through November 30, 2010 to no more than 0.25% and 0.50% of average daily net assets, respectively.

At January 31, 2010, each Fund had liabilities payable to affiliates as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Investment management fee payable to DMC	$288,813	$81,155
Dividend disbursing, transfer agent, fund accounting
oversight fees and other expenses payable to DSC	101,875	47,386
Distribution fee payable to DDLP	269,509	72,974
Other expenses payable to DMC and affiliates*	26,959	11,077

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Funds by DMC and/or its affiliates’ employees. For the six months ended January 31, 2010, Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund were charged $ 25,664 and $ 8,851, respectively for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2010, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$40,865	$15,370

For the six months ended January 31, 2010, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealer on sales of those shares. The amounts received were as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Class A	$—	$—
Class B	6,427	1,917
Class C	14,863	2,518

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended January 31, 2010, the Funds made purchases and sales of investments securities other than short-term investments as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Purchases other than U.S. government securities	$961,198,803	$235,656,266
Purchases of U.S. government securities	148,522,931	50,266,790
Sales other than U.S. government securities	823,648,767	185,623,966
Sales of U.S. government securities	153,485,961	45,788,574

At January 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2010 the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Cost of investments	$806,280,198	$289,680,181
Aggregate unrealized appreciation	$48,854,984	$22,123,271
Aggregate unrealized depreciation	(9,801,962)	(2,623,178)
Net unrealized appreciation	$39,053,022	$19,500,093

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Funds’ investments by the fair value hierarchy levels as of January 31, 2010:

	Delaware Corporate Bond Fund
	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$—	$18,680,810	$—	$18,680,810
Common Stock	3,893	—	—	3,893
Corporate Debt	—	752,177,478	1,139,863	753,317,341
Foreign Debt	—	39,317,181	2,089,611	41,406,792
Municipal Bonds	—	9,712,515	—	9,712,515
U.S. Treasury Obligations	2,498,584	—	—	2,498,584
Short-Term	—	4,859,020	—	4,859,020
Securities Lending Collateral	9,837,595	1,760,330	10,325	11,608,250
Other	—	3,246,015	—	3,246,015
Total	$12,340,072	$829,753,349	$3,239,799	$845,333,220

Foreign Currency
Exchange Contracts	$—	$(140,297)	$—	$(140,297)
Futures Contracts	$—	$(193,670)	$—	$(193,670)
Swap Contracts	$—	$(186,217)	$—	$(186,217)

	Delaware Extended Duration Bond Fund
	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$—	$7,965,005	$—	$7,965,005
Corporate Debt	—	268,899,593	406,192	269,305,785
Foreign Debt	—	11,618,675	841,450	12,460,125
Municipal Bonds	—	3,519,773	—	3,519,773
U.S. Treasury Obligations	6,196,406	—	—	6,196,406
Short-Term	—	3,152,013	—	3,152,013
Securities Lending Collateral	3,880,231	1,012,074	4,314	4,896,619
Other	—	1,684,548	—	1,684,548
Total	$10,076,637	$297,851,681	$1,251,956	$309,180,274

Foreign Currency
Exchange Contracts	$—	$(52,915)	$—	$(52,915)
Futures Contracts	$—	$(1,245,055)	$—	$(1,245,055)
Swap Contracts	$—	$(111,358)	$—	$(111,358)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Delaware Corporate Bond Fund
	Agency, Asset-
	Backed and
	Mortgage-			Securities
	Backed	Corporate	Foreign	Lending		Total
	Securities	Debt	Debt	Collateral	Other	Fund
Balance as of 7/31/09	$384,247	$1,449,007	$1,328,013	$24	$—	$3,161,291
Purchases	—	1,131,910	—	—	—	1,131,910
Sales	—	(1,790,064)	—	—	—	(1,790,064)
Net realized loss	—	(1,647,990)	—	—	(135,295)	(1,783,285)
Transfers into Level 3	—	3,106,005	1,281,170	—	—	4,387,175
Transfers out of Level 3	(562,010)	—	(531,196)	—	—	(1,093,206)
Net change in
unrealized
appreciation/
depreciation	177,763	(1,109,005)	11,624	10,301	135,295	(774,022)
Balance as of 1/31/10	$—	$1,139,863	$2,089,611	$10,325	$—	$3,239,799

Net change in
unrealized
appreciation/
depreciation from
investments still held
as of 1/31/10	$—	$(3,098,052)	$936	$10,301	$—	$(3,086,815)

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

	Delaware Extended Duration Bond Fund
	Agency, Asset-
	Backed and
	Mortgage-			Securities
	Backed	Corporate	Foreign	Lending		Total
	Securities	Debt	Debt	Collateral	Other	Fund
Balance as of 7/31/09	$79,206	$641,159	$610,496	$ 10	$—	$1,330,871
Purchases	—	403,357	—	—	—	403,357
Sales	—	(820,378)	—	—	—	(820,378)
Net realized loss	—	(857,138)	—	—	(46,787)	(903,925)
Transfers into Level 3	—	—	450,286	—	—	450,286
Transfers out of Level 3	(120,340)	—	(223,344)	—	—	(343,684)
Net change in
unrealized
appreciation/
depreciation	41,134	1,039,192	4,012	4,304	46,787	1,135,429
Balance as of 1/31/10	$—	$406,192	$841,450	$4,314	$—	$1,251,956

Net change in
unrealized
appreciation/
depreciation from
investments still held
as of 1/31/10	$—	$2,835	$5,226	$4,304	$—	$12,365

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Funds’ year ending July 31, 2010 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2010 and year ended July 31, 2009 was as follows:

	Delaware		Delaware
	Corporate		Extended Duration
	Bond Fund		Bond Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	1/31/10*	7/31/09	1/31/10*	7/31/09
Ordinary income	$21,993,821	$33,904,552	$7,939,751	$14,290,954

*Tax information for the period ended January 31, 2010 is an estimate and the tax character of dividends and distributions may be redesigned at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2010, the estimated components of net assets on a tax basis were as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Shares of beneficial interest	$796,878,439	$294,562,982
Undistributed ordinary income	1,293,763	1,561,299
Distributions payable	(1,117,537)	(436,825)
Realized gains 8/1/09 – 1/31/10	27,307,486	8,912,887
Capital loss carryforwards as of 7/31/09	(25,732,798)	(16,724,025)
Other temporary differences	(8,340)	—
Unrealized appreciation of investments
and foreign currencies	39,045,973	19,495,080
Net assets	$837,666,986	$307,371,398

The differences between book basis and tax basis components of the net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of financial futures contracts, mark-to-market of foreign currency contracts, straddles, tax treatment of CDS contracts, and tax treatment of market discount and premium on debt instruments.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments, paydowns of mortgage- and asset-backed securities and tax treatment of CDS contracts. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2010, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Undistributed net investment income	$1,849,751	$314,612
Accumulated net realized gain	(1,849,751)	(314,612)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2009 will expire as follows:

	Delaware	Delaware
	Corporate	Extended Duration
Year of Expiration	Bond Fund	Bond Fund
2013	$11,910	$—
2014	519,965	807,298
2015	2,882,352	2,899,754
2016	—	2,909,487
2017	22,318,571	10,107,486
Total	$25,732,798	$16,724,025

For the six months ended January 31, 2010, the Funds had capital gains which may reduce the capital loss carryforwards as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$27,307,486	$8,912,887

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware		Delaware
	Corporate		Extended Duration
	Bond Fund		Bond Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	1/31/10	7/31/09	1/31/10	7/31/09
Shares sold:
Class A	39,788,066	58,874,837	14,854,693	15,603,755
Class B	24,348	85,713	2,810	13,812
Class C	4,234,520	14,181,834	523,457	1,026,837
Class R	558,513	1,039,675	1,351,591	70,073
Institutional Class	631,861	11,688,791	229,961	3,868,160

Shares issued upon reinvestment of dividends and distributions:
Class A	2,997,069	2,624,580	1,003,272	1,894,153
Class B	34,533	82,466	13,237	33,107
Class C	593,661	616,027	72,524	139,733
Class R	71,827	119,317	6,505	5,315
Institutional Class	143,755	569,296	108,825	183,027
	49,078,153	89,882,536	18,166,875	22,837,972

Shares repurchased:
Class A	(20,070,558)	(28,618,933)	(7,416,566)	(15,890,698)
Class B	(375,163)	(948,343)	(130,750)	(239,689)
Class C	(2,781,393)	(4,364,844)	(637,940)	(1,201,459)
Class R	(593,217)	(1,389,824)	(49,964)	(29,128)
Institutional Class	(3,025,724)	(42,255,671)	(1,017,985)	(6,375,142)
	(26,846,055)	(77,577,615)	(9,253,205)	(23,736,116)
Net increase (decrease)	22,232,098	12,304,921	8,913,670	(898,144)

For the six months ended January 31, 2010 and the year ended July 31, 2009, Class B shares converted to Class A shares as follows:

	Six Months Ended			Year Ended
	1/31/10			7/31/09
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Corporate Bond	79,524	79,386	$456,005	121,615	121,514	$593,982
Delaware Extended Duration	34,531	34,473	205,876	32,497	32,440	163,050

The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

7. Line of Credit

The Funds, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Funds had no amounts outstanding as of January 31, 2010 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Funds enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Funds may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Funds’ maximum risk of loss from counterparty credit risk is the value of their currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Financial Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made.

Each Fund may use futures in the normal course of pursuing its investment objective. Each Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Funds deposit cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts — Each Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Funds may use interest rate swaps to adjust the Funds’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Funds invest in, such as the corporate bond market. The Funds may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Funds on favorable terms. The Funds may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Funds from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Funds receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Funds’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, each Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, each Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Funds in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended January 31, 2010, the Funds entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

At January 31, 2010, the aggregate unrealized depreciation of credit default swaps for each Fund was as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$186,217	$111,358

The Funds had posted $ 870,000 and $240,000 respectively, as collateral net of collateral received for certain open derivatives. If a credit event had occurred for all swap transactions as of January 31, 2010, the swaps’ credit-risk-related contingent features would have been triggered and the Funds would have been required to pay $6,710,000 and $1,820,000, respectively, less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the statements of net assets, at January 31, 2010, the notional value of the protection sold for each Fund was as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$16,100,000	$5,255,000

This reflects the maximum potential amount the Funds would have been be required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. At January 31, 2010, the net unrealized appreciation of the protection sold for each Fund was as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$123,608	$53,459

Credit default swaps may involve greater risks than if the Funds had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Funds’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

Fair values of derivative instruments as of January 31, 2010 for each Fund was as follows:

	Delaware Corporate Bond Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets		Statement of Assets
	and Liabilities		and Liabilities
	Location	Fair Value	Location	Fair Value
Foreign exchange contracts
(Currency)	Receivables	$740	Payables/	$(141,037)
			Net asset
			unrealized
			depreciation
Interest rate contracts
(Futures)	Receivables	403,538	Payables/	(597,208)
			Net asset
			depreciation
Credit contracts
(Swaps)	Receivables	103,443	Payables	(289,660)
Total		$507,721		$(1,027,905)

	Delaware Extended Duration Bond Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets		Statement of Assets
	and Liabilities		and Liabilities
	Location	Fair Value	Location	Fair Value
Foreign exchange contracts
(Currency)	Receivables	$—	Payables/	$(52,915)
			Net asset
			unrealized
			depreciation
Interest rate contracts
(Futures)	Receivables	191,546	Payables/	(1,436,601)
			Net asset
			unrealized
			depreciation
Credit contracts
(Swaps)	Receivables	36,549	Payables	(147,907)
Total		$228,095		$(1,637,423)

The effect of derivative instruments on the statements of operations for the six months ended January 31, 2010 for each Fund was as follows:

	Delaware Corporate Bond Fund
		Realized Gain	Change in Unrealized
		or Loss on	Appreciation
		Derivatives	or Depreciation
	Location of Gain or Loss on	Recognized in	on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Foreign exchange contracts
(Forward currency contracts)	Net realized gain on foreign currencies/Net change in unrealized appreciation/depreciation of investments and foreign currencies	$419,551	$(207,239)
Interest rate contracts
(Futures)	Net realized loss on futures/Net change in unrealized appreciation/depreciation of investments and foreign currencies	(19,705)	(193,670)
Credit contracts
(Swaps)	Net realized loss on swap contracts/Net change in unrealized appreciation/depreciation of investments and foreign currencies	(103,664)	305,929
Total		$296,182	$(94,980)

	Delaware Extended Duration Bond Fund
		Realized Gain	Change in Unrealized
		or Loss on	Appreciation
		Derivatives	or Depreciation
	Location of Gain or Loss on	Recognized in	on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Foreign exchange contracts
(Forward currency contracts)	Net realized gain on foreign currencies/Net change in unrealized appreciation/depreciation of investments and foreign currencies	$148,158	$(77,259)
Interest rate contracts
(Futures)	Net realized gain on futures/Net change in unrealized appreciation/depreciation of investments and foreign currencies	2,281,360	(2,056,900)
Credit contracts
(Swaps)	Net realized loss on swap contracts/Net change in unrealized appreciation/depreciation of investments and foreign currencies	(23,144)	61,538
Total		$2,406,374	$(2,072,621)

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

9. Securities Lending

The Funds, along with other funds in the Delaware Investments® Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Funds also have cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Funds’ previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Funds will not make additional investments of cash collateral in the Liquidating Fund; the Funds’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Funds may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Funds may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Funds can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2010, the value of securities on loan for the Funds is presented below, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2010, the value of invested collateral for each Fund is also presented below. Investments purchased with cash collateral are presented on the statements of net assets under the caption “Securities Lending Collateral”.

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Value	$11,570,952	$4,877,961
Value of invested collateral	11,608,250	4,896,619

10. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

Each Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

10. Credit and Market Risk (continued)

paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

11. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

12. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP, and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Funds. On January 4, 2010, the new investment advisory agreement between DMC and the Funds that was approved by the shareholders became effective.

13. Subsequent Events

Management has evaluated whether any events or transactions occurred subsequent to January 31, 2010 through March 15, 2010, the date of issuance of the Funds’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”) which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).

In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);

Other Fund information
(Unaudited)
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board Consideration of New Investment Advisory Agreement (continued)
  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware Investments Fund for the same class of shares in another Delaware Investments Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory

Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board

Other Fund information
(Unaudited)
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board Consideration of New Investment Advisory Agreement (continued)

concluded that neither the Transaction nor the New Investment Advisory Agreement would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

Comparative Expenses. The Trustees also considered expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

Management Profitability. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

Economies of Scale. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

Other Fund information
(Unaudited)
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board Consideration of New Investment Advisory Agreement (continued)

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements; (ii) such benefits did not impose a cost or burden on the Funds or their shareholders; and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

Board Review of Macquarie Group. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

Conclusion. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund and the Delaware Investments Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Semiannual report Delaware High-Yield Opportunities Fund January 31, 2010 Fixed income mutual fund
This semiannual report is for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware High-Yield Opportunities Fund.

The figures in the semiannual report for Delaware High-Yield Opportunities Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware High-Yield Opportunities Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware High-Yield Opportunities Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Fund’s prospectus and any supplements thereto for more complete information.

Investments in Delaware High-Yield Opportunities Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type and credit quality breakdown	3
Statement of net assets	5
Statement of operations	19
Statements of changes in net assets	20
Financial highlights	22
Notes to financial statements	32
Other Fund information	46
About the organization	54

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period August 1, 2009 to January 31, 2010

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2009 to January 31, 2010.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware High-Yield Opportunities Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/09	1/31/10	Expense Ratio	8/1/09 to 1/31/10*
Actual Fund return
Class A	$1,000.00	$1,146.00	1.11%	$6.00
Class B	1,000.00	1,142.00	1.81%	9.77
Class C	1,000.00	1,142.00	1.81%	9.77
Class R	1,000.00	1,144.60	1.31%	7.08
Institutional Class	1,000.00	1,147.70	0.81%	4.38
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.61	1.11%	$5.65
Class B	1,000.00	1,016.08	1.81%	9.20
Class C	1,000.00	1,016.08	1.81%	9.20
Class R	1,000.00	1,018.60	1.31%	6.67
Institutional Class	1,000.00	1,021.12	0.81%	4.13

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

Security type and credit quality breakdown
Delaware High-Yield Opportunities Fund	As of January 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type	Percentage of net assets
Convertible Bonds	1.12%
Corporate Bonds	95.12%
Basic Industry	8.37%
Brokerage	1.20%
Capital Goods	6.95%
Consumer Cyclical	11.91%
Consumer Non-Cyclical	8.56%
Energy	10.49%
Finance & Investments	8.01%
Media	6.43%
Real Estate	0.44%
Services Cyclical	7.70%
Services Non-Cyclical	4.07%
Technology & Electronics	2.46%
Telecommunications	15.07%
Utilities	3.46%
Senior Secured Loans	1.24%
Common Stock	0.54%
Preferred Stock	0.75%
Warrant	0.00%
Discount Note	0.45%
Securities Lending Collateral	5.81%
Total Value of Securities	105.03%
Obligation to Return Securities Lending Collateral	(5.94%)
Receivables and Other Assets Net of Liabilities	0.91%
Total Net Assets	100.00%

3

Security type and credit quality breakdown
Delaware High-Yield Opportunities Fund

Credit quality breakdown (as a % of fixed income investments)*	Percentage of net assets
AAA	1.35%
AA	0.78%
A	0.77%
BBB	3.46%
BB	16.56%
B	48.65%
CCC	27.49%
Not Rated	0.94%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

4

Statement of net assets
Delaware High-Yield Opportunities Fund	January 31, 2010 (Unaudited)

		Principal
		amount (U.S. $)	Value (U.S. $)
Convertible Bonds – 1.12%
	Advanced Micro Devices 6.00%
	exercise price $28.08, expiration date 5/1/15	$1,030,000	$947,600
	Beazer Homes USA 4.625%
	exercise price $49.64, expiration date 6/15/24	685,000	664,450
	Century Aluminum 1.75%
	exercise price $30.54, expiration date 8/1/24	270,000	240,300
#	Corporate Office Properties 144A 3.50%
	exercise price $53.12, expiration date 9/15/26	440,000	427,350
Φ	Hologic 2.00%
	exercise price $38.59, expiration date 12/15/37	1,225,000	1,035,125
	Leap Wireless International 4.50%
	exercise price $93.21, expiration date 7/15/14	1,380,000	1,160,925
	Level 3 Communications 5.25%
	exercise price $3.98, expiration date 12/15/11	540,000	519,075
Total Convertible Bonds (cost $4,479,622)			4,994,825

Corporate Bonds – 95.12%
Basic Industry – 8.37%
#	Algoma Acquisition 144A 9.875% 6/15/15	2,455,000	2,234,050
#	Appleton Papers 144A 10.50% 6/15/15	1,915,000	1,877,370
	California Steel Industries 6.125% 3/15/14	315,000	300,825
	Century Aluminum 8.00% 5/15/14	1,966,500	1,961,584
#	Evraz Group 144A 9.50% 4/24/18	1,080,000	1,121,850
#	FMG Finance 144A 10.625% 9/1/16	2,990,000	3,401,124
	Freeport-McMoRan Copper & Gold 8.375% 4/1/17	1,840,000	2,003,718
*	Hexion US Finance 9.75% 11/15/14	3,311,000	3,219,947
#	MacDermid 144A 9.50% 4/15/17	2,851,000	2,893,764
*#	Momentive Performance Materials 144A 12.50% 6/15/14	985,000	1,108,125
#	Nalco 144A 8.25% 5/15/17	300,000	319,500
	NewPage
	11.375% 12/31/14	925,000	899,563
	*#144A 11.375% 12/31/14	2,625,000	2,552,812
•	Noranda Aluminium Acquisition PIK 5.274% 5/15/15	1,549,570	1,212,539
	Novelis
	7.25% 2/15/15	1,185,000	1,128,713
	#144A 11.50% 2/15/15	970,000	1,054,875
#	PE Paper Escrow 144A 12.00% 8/1/14	1,075,000	1,189,951
@=	Port Townsend 7.32% 8/27/12	962,902	698,104

5

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	Ryerson
	•7.656% 11/1/14	$975,000	$914,063
	12.00% 11/1/15	2,290,000	2,387,324
#	Severstal 144A 9.75% 7/29/13	1,050,000	1,105,125
*	Steel Dynamics 7.75% 4/15/16	1,840,000	1,890,600
	Teck Resources
	10.25% 5/15/16	485,000	556,538
	#144A 10.75% 5/15/19	1,055,000	1,247,538
			37,279,602
Brokerage – 1.20%
#	Cemex Finance 144A 9.50% 12/14/16	2,160,000	2,208,600
	E Trade Financial PIK 12.50% 11/30/17	1,715,000	1,989,400
	LaBranche 11.00% 5/15/12	1,105,000	1,138,150
			5,336,150
Capital Goods – 6.95%
#	BWAY 144A 10.00% 4/15/14	1,810,000	1,918,600
•#	C8 Capital 144A 6.64% 12/31/49	2,275,000	1,615,100
	Casella Waste Systems 9.75% 2/1/13	2,273,000	2,278,683
*	Graham Packaging 9.875% 10/15/14	2,580,000	2,667,074
#	Graphic Packaging International 144A 9.50% 6/15/17	1,665,000	1,785,713
	Intertape Polymer 8.50% 8/1/14	1,345,000	1,153,338
#	Plastipak Holdings 144A
	8.50% 12/15/15	895,000	917,375
	10.625% 8/15/19	965,000	1,066,325
#	Ply Gem Industries 144A 13.125% 7/15/14	2,220,000	2,231,100
	Pregis 12.375% 10/15/13	3,210,000	3,218,024
*	RBS Global/Rexnord 11.75% 8/1/16	2,415,000	2,481,413
	Smurfit Kappa Funding 7.75% 4/1/15	2,285,000	2,239,300
	Solo Cup 8.50% 2/15/14	1,895,000	1,838,150
Φ	Thermadyne Holdings 10.50% 2/1/14	1,730,000	1,695,400
#	Trimas 144A 9.75% 12/15/17	1,770,000	1,774,425
	USG
	6.30% 11/15/16	1,800,000	1,602,000
	#144A 9.75% 8/1/14	425,000	452,625
			30,934,645

6

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical – 11.91%
*#	Allison Transmission 144A 11.00% 11/1/15	$3,035,000	$3,217,100
	American Axle & Manufacturing
	7.875% 3/1/17	2,465,000	2,150,713
	#144A 9.25% 1/15/17	745,000	774,800
	ArvinMeritor 8.125% 9/15/15	2,375,000	2,244,375
#	Associated Materials 144A 9.875% 11/15/16	240,000	255,600
	Beazer Homes USA
	8.125% 6/15/16	970,000	819,650
	8.375% 4/15/12	1,430,000	1,401,400
	Burlington Coat Factory Investment Holdings
	14.50% 10/15/14	3,235,000	3,251,174
*	Burlington Coat Factory Warehouse 11.125% 4/15/14	1,035,000	1,068,638
	Duane Reade 11.75% 8/1/15	980,000	1,055,950
	Ford Motor 7.45% 7/16/31	3,590,000	3,213,050
	Ford Motor Credit 12.00% 5/15/15	3,765,000	4,327,923
‡	General Motors 7.20% 1/15/11	3,920,000	1,087,800
	Interface
	9.50% 2/1/14	250,000	253,750
	#144A 11.375% 11/1/13	715,000	811,525
	K Hovnanian Enterprises
	6.25% 1/15/15	550,000	415,250
	7.50% 5/15/16	995,000	751,225
	#144A 10.625% 10/15/16	1,010,000	1,080,700
*#	Landry’s Restaurants 144A 11.625% 12/1/15	3,165,000	3,402,374
	M/I Homes 6.875% 4/1/12	1,030,000	1,004,250
	Macy’s Retail Holdings
	6.375% 3/15/37	1,589,000	1,406,265
	6.70% 7/15/34	245,000	219,275
	7.875% 8/15/36	720,000	644,400
	Meritage Homes
	6.25% 3/15/15	270,000	254,475
	7.00% 5/1/14	1,350,000	1,304,438
	Mobile Mini
	6.875% 5/1/15	1,230,000	1,174,650
	9.75% 8/1/14	90,000	94,050
	Navistar International 8.25% 11/1/21	2,145,000	2,177,175
#	Norcraft Finance 144A 10.50% 12/15/15	1,560,000	1,630,200
	Norcraft Holdings 9.75% 9/1/12	987,000	962,325

7

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
*	OSI Restaurant Partners 10.00% 6/15/15	$1,138,000	$1,083,945
	Quiksilver 6.875% 4/15/15	2,590,000	2,266,250
	Rite Aid 9.375% 12/15/15	2,485,000	2,087,400
*	Sally Holdings 10.50% 11/15/16	1,840,000	1,978,000
#	Standard Pacific Escrow 144A 10.75% 9/15/16	1,120,000	1,184,400
*	Tenneco 8.625% 11/15/14	1,030,000	1,019,700
#	Toys R Us 144A 10.75% 7/15/17	860,000	956,750
			53,030,945
Consumer Non-Cyclical – 8.56%
	Accellent 10.50% 12/1/13	1,555,000	1,566,663
#	Alliance One International 144A 10.00% 7/15/16	1,885,000	2,007,525
*	Bausch & Lomb 9.875% 11/1/15	1,600,000	1,688,000
	Cornell 10.75% 7/1/12	594,000	608,850
#	Cott Beverages 144A 8.375% 11/15/17	1,295,000	1,333,850
	DJO Finance
	10.875% 11/15/14	2,005,000	2,135,325
	#144A 10.875% 11/15/14	125,000	133,125
#	Dole Food 144A 13.875% 3/15/14	780,000	936,000
	Inverness Medical Innovations 9.00% 5/15/16	1,440,000	1,476,000
#	JBS USA Finance 144A 11.625% 5/1/14	1,425,000	1,610,250
#	JohnsonDiversey Holdings 144A 10.50% 5/15/20	4,470,000	4,704,674
	LVB Acquisition 11.625% 10/15/17	1,930,000	2,132,650
#	Novasep Holding 144A 9.75% 12/15/16	2,145,000	2,027,025
*	PHH 7.125% 3/1/13	2,035,000	1,862,025
#	Quintiles Transnational PIK 144A 9.50% 12/30/14	1,015,000	1,032,763
#	ServiceMaster PIK 144A 10.75% 7/15/15	2,110,000	2,226,049
	Smithfield Foods
	*7.75% 5/15/13	2,280,000	2,205,900
	*7.75% 7/1/17	515,000	481,525
	#144A 10.00% 7/15/14	525,000	574,219
#	Tops Markets 144A 10.125% 10/15/15	2,075,000	2,152,813
	Universal Hospital Services PIK 8.50% 6/1/15	915,000	898,988
#	Viskase 144A 9.875% 1/15/18	2,105,000	2,115,525
*	Yankee Acquisition 9.75% 2/15/17	2,200,000	2,211,000
			38,120,744

8

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Energy – 10.49%
#	Antero Resources Finance 144A 9.375% 12/1/17	$1,680,000	$1,764,000
#	Aquilex Holdings 144A 11.125% 12/15/16	1,595,000	1,666,775
	Chesapeake Energy
	6.625% 1/15/16	442,000	432,055
	7.25% 12/15/18	175,000	175,000
	Complete Production Service 8.00% 12/15/16	1,135,000	1,129,325
	Copano Energy 7.75% 6/1/18	1,075,000	1,076,344
	Denbury Resources
	7.50% 4/1/13	110,000	111,375
	9.75% 3/1/16	905,000	958,169
#	Drummond 144A 9.00% 10/15/14	2,095,000	2,199,750
	Dynergy Holdings 7.75% 6/1/19	2,370,000	1,907,850
•	Enterprise Products Operating 8.375% 8/1/66	1,245,000	1,238,743
#	Gibson Energy/Midstream Finance 144A 10.00% 1/15/18	1,250,000	1,240,625
*#	Headwaters 144A 11.375% 11/1/14	2,140,000	2,257,699
#	Helix Energy Solutions Group 144A 9.50% 1/15/16	1,940,000	1,998,200
#	Hercules Offshore 144A 10.50% 10/15/17	1,965,000	2,033,775
#	Hilcorp Energy I 144A
	7.75% 11/1/15	1,189,000	1,200,890
	9.00% 6/1/16	571,000	595,268
#	Holly 144A 9.875% 6/15/17	1,785,000	1,901,025
*	International Coal Group 10.25% 7/15/14	2,390,000	2,407,924
	KCS Energy 7.125% 4/1/12	375,000	375,938
	Key Energy Services 8.375% 12/1/14	1,980,000	1,989,900
	Mariner Energy 8.00% 5/15/17	1,980,000	1,945,350
	MarkWest Energy Partners 8.75% 4/15/18	1,530,000	1,598,850
*#	Murray Energy 144A 10.25% 10/15/15	1,665,000	1,702,463
	OPTI Canada
	7.875% 12/15/14	2,459,000	2,145,478
	8.25% 12/15/14	1,308,000	1,157,580
	PetroHawk Energy
	7.875% 6/1/15	555,000	571,650
	#144A 10.50% 8/1/14	140,000	155,400
	Petroleum Development 12.00% 2/15/18	1,220,000	1,287,100
	Quicksilver Resources 7.125% 4/1/16	3,200,000	3,051,999

9

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
#	SandRidge Energy 144A
	8.75% 1/15/20	$1,245,000	$1,288,575
	9.875% 5/15/16	1,805,000	1,926,838
	Stone Energy 8.625% 2/1/17	1,230,000	1,230,000
			46,721,913
Finance & Investments – 8.01%
•	American International Group 8.175% 5/15/58	1,885,000	1,281,800
•	BAC Capital Trust XIV 5.63% 12/31/49	3,150,000	2,260,125
•#	C5 Capital 144A 6.196% 12/31/49	790,000	555,455
	Capital One Capital V 10.25% 8/15/39	2,840,000	3,259,587
•	Citigroup Capital XXI 8.30% 12/21/57	1,250,000	1,168,750
	City National Capital Trust I 9.625% 2/1/40	2,130,000	2,287,450
•	Genworth Financial 6.15% 11/15/66	1,495,000	1,065,188
•#	HBOS Capital Funding 144A 6.071% 6/29/49	2,155,000	1,616,250
	International Lease Finance
	5.25% 1/10/13	1,285,000	1,081,595
	5.35% 3/1/12	175,000	153,657
	5.55% 9/5/12	575,000	493,286
	5.625% 9/20/13	1,490,000	1,227,000
	*6.375% 3/25/13	465,000	391,348
	6.625% 11/15/13	2,120,000	1,774,896
•#	MetLife Capital Trust X 144A 9.25% 4/8/38	3,900,000	4,406,999
	Nuveen Investments 10.50% 11/15/15	3,665,000	3,408,450
*@	Popular North America Capital Trust I 6.564% 9/15/34	475,000	314,378
•#	Rabobank Nederland 144A 11.00% 12/29/49	2,700,000	3,459,054
•	USB Capital IX 6.189% 4/15/49	1,340,000	1,125,600
@∏•	XL Capital 6.50% 12/31/49	1,370,000	1,054,900
	Zions Bancorporation
	5.50% 11/16/15	680,000	556,892
	*5.65% 5/15/14	295,000	242,479
	*6.00% 9/15/15	1,785,000	1,474,294
	7.75% 9/23/14	1,030,000	989,740
			35,649,173
Media – 6.43%
	Affinion Group 11.50% 10/15/15	920,000	956,800
#	Cablevision Systems 144A 8.625% 9/15/17	1,165,000	1,211,600
	CCH II 13.50% 11/30/16	1,780,000	2,149,350

10

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Media (continued)
#	Cengage Learning Acquisitions 144A 10.50% 1/15/15	$1,235,000	$1,201,038
#	Charter Communications Operating 144A 10.875% 9/15/14	895,000	1,006,875
	Clear Channel Communications 10.75% 8/1/16	3,038,000	2,293,690
*#	Columbus International 144A 11.50% 11/20/14	1,970,000	2,117,750
	DISH DBS
	7.875% 9/1/19	1,075,000	1,115,313
	#144A 7.875% 9/1/19	990,000	1,027,125
#	MDC Partners 144A 11.00% 11/1/16	1,105,000	1,171,300
#	Mediacom Capital 144A 9.125% 8/15/19	1,020,000	1,025,100
	Nielsen Finance
	10.00% 8/1/14	1,545,000	1,614,525
	11.50% 5/1/16	355,000	399,375
	11.625% 2/1/14	215,000	241,875
	*Ω12.50% 8/1/16	915,000	841,800
#	Sinclair Television Group 144A 9.25% 11/1/17	1,610,000	1,666,350
#	Umbrella Acquisition PIK 144A 9.75% 3/15/15	1,390,000	1,230,150
*#	Univision Communications 144A 12.00% 7/1/14	1,465,000	1,589,525
#	UPC Holding 144A 9.875% 4/15/18	790,000	839,375
#	XM Satellite Radio 144A 13.00% 8/1/13	4,475,000	4,933,687
			28,632,603
Real Estate – 0.44%
*#	Felcor Lodging 144A 10.00% 10/1/14	1,965,000	1,955,175
			1,955,175
Services Cyclical – 7.70%
	AMH Holdings 11.25% 3/1/14	1,280,000	1,286,400
	Cardtronics 9.25% 8/15/13	1,533,000	1,578,990
	Delta Air Lines 7.92% 11/18/10	785,000	792,850
#	Equinox Holdings 144A 9.50% 2/1/16	2,275,000	2,252,250
#	Galaxy Entertainment Finance 144A 9.875% 12/15/12	3,036,000	3,127,080
*	Gaylord Entertainment 6.75% 11/15/14	670,000	629,800
#	General Maritime 144A 12.00% 11/15/17	1,520,000	1,618,800
*#	Harrah’s Operating 144A 10.00% 12/15/18	4,320,000	3,456,000
#	Kansas City Southern de Mexico 144A
	8.00% 2/1/18	1,850,000	1,831,500
	12.50% 4/1/16	325,000	381,469

11

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Services Cyclical (continued)
*	MGM MIRAGE
	7.50% 6/1/16	$1,580,000	$1,327,200
	13.00% 11/15/13	1,155,000	1,342,688
	#144A 11.375% 3/1/18	4,275,000	4,061,249
	Mohegan Tribal Gaming Authority
	6.875% 2/15/15	575,000	424,063
	*7.125% 8/15/14	1,450,000	1,127,375
#	National Money Mart 144A 10.375% 12/15/16	2,140,000	2,268,400
*#	NCL 144A 11.75% 11/15/16	1,050,000	1,118,250
*@‡	Northwest Airlines 10.00% 2/1/11	575,000	2,875
*	Pinnacle Entertainment 7.50% 6/15/15	2,360,000	2,194,800
#	Shingle Springs Tribal Gaming Authority 144A
	9.375% 6/15/15	1,685,000	1,339,575
#	United Air Lines 144A
	9.875% 8/1/13	585,000	593,775
	*12.00% 11/1/13	1,600,000	1,556,000
			34,311,389
Services Non-Cyclical – 4.07%
#	Ashtead Capital 144A 9.00% 8/15/16	2,025,000	2,055,375
	Avis Budget Car Rental
	7.625% 5/15/14	1,010,000	964,550
	7.75% 5/15/16	3,115,000	2,920,312
	HCA
	9.25% 11/15/16	3,281,000	3,469,657
	PIK 9.625% 11/15/16	549,000	583,313
	Psychiatric Solutions
	*7.75% 7/15/15	1,110,000	1,068,375
	#144A 7.75% 7/15/15	530,000	496,875
*	RSC Equipment Rental 9.50% 12/1/14	1,955,000	1,989,213
*#	RSC Equipment Rental III 144A 10.25% 11/15/19	215,000	224,138
	Select Medical 7.625% 2/1/15	2,145,000	2,112,825
•	US Oncology PIK 6.428% 3/15/12	2,369,000	2,250,550
			18,135,183
Technology & Electronics – 2.46%
#	Advanced Micro Devices 144A 8.125% 12/15/17	450,000	454,500
*	First Data 9.875% 9/24/15	4,410,000	3,957,975
*	Freescale Semiconductor 8.875% 12/15/14	2,510,000	2,246,450

12

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Technology & Electronics (continued)
*	Sanmina-SCI 8.125% 3/1/16	$2,124,000	$2,139,930
*	SunGard Data Systems 10.25% 8/15/15	2,069,000	2,156,933
			10,955,788
Telecommunications – 15.07%
@=‡	Allegiance Telecom 11.75% 2/15/10	2,300,000	0
#	Clearwire Communications 144A 12.00% 12/1/15	4,280,000	4,322,800
*	Cricket Communications 9.375% 11/1/14	3,237,000	3,236,999
#	Digicel Group 144A
	8.25% 9/1/17	1,790,000	1,740,775
	*8.875% 1/15/15	1,245,000	1,213,875
	PIK 9.125% 1/15/15	1,255,000	1,242,450
#	GCI 144A 8.625% 11/15/19	2,125,000	2,210,000
#	GeoEye 144A 9.625% 10/1/15	1,230,000	1,260,750
#	Global Crossing 144A 12.00% 9/15/15	1,960,000	2,146,200
#	GXS Worldwide 144A 9.75% 6/15/15	2,175,000	2,120,625
	Intelsat 6.50% 11/1/13	2,075,000	1,971,250
	Intelsat Bermuda
	11.25% 2/4/17	3,990,000	4,069,799
	PIK 11.50% 2/4/17	2,505,000	2,555,100
	Intelsat Jackson Holdings 11.25% 6/15/16	1,966,000	2,098,705
	Level 3 Financing
	9.25% 11/1/14	955,000	900,088
	#144A 10.00% 2/1/18	1,295,000	1,217,300
	MetroPCS Wireless
	*9.25% 11/1/14	2,911,000	2,943,749
	#144A 9.25% 11/1/14	205,000	207,306
#	NII Capital 144A 10.00% 8/15/16	1,835,000	1,926,750
#	Nordic Telephone Holdings 144A 8.875% 5/1/16	1,038,000	1,110,660
	PAETEC Holding
	8.875% 6/30/17	900,000	914,625
	9.50% 7/15/15	1,195,000	1,162,138
	Qwest 7.25% 9/15/25	1,295,000	1,249,675
	Qwest Capital Funding 7.75% 2/15/31	1,195,000	1,069,525
	Sprint Capital
	6.875% 11/15/28	935,000	738,650
	8.75% 3/15/32	6,675,000	6,040,874

13

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
*#	Telcordia Technologies 144A 10.00% 3/15/13	$2,525,000	$2,398,750
	Telesat Canada
	11.00% 11/1/15	1,090,000	1,223,525
	12.50% 11/1/17	2,620,000	3,013,000
#	Terremark Worldwide 144A 12.00% 6/15/17	1,915,000	2,130,438
#	Viasat 144A 8.875% 9/15/16	1,070,000	1,099,425
#	VimpelCom 144A 9.125% 4/30/18	1,135,000	1,231,475
	Virgin Media Finance 8.375% 10/15/19	1,265,000	1,302,950
*	West 11.00% 10/15/16	1,620,000	1,733,400
#	Wind Acquisition Finance 144A
	11.75% 7/15/17	2,085,000	2,277,863
	12.00% 12/1/15	965,000	1,044,613
			67,126,107
Utilities – 3.46%
	AES
	7.75% 3/1/14	300,000	302,250
	8.00% 6/1/20	1,435,000	1,445,763
	Edison Mission Energy
	*7.00% 5/15/17	1,050,000	834,750
	7.20% 5/15/19	400,000	312,000
	Elwood Energy 8.159% 7/5/26	1,517,669	1,454,965
	Energy Future Holdings
	5.55% 11/15/14	1,525,000	1,147,559
	10.875% 11/1/17	930,000	739,350
*	Mirant Americas Generation 8.50% 10/1/21	2,305,000	2,224,325
	NRG Energy
	7.375% 2/1/16	2,094,000	2,088,765
	7.375% 1/15/17	355,000	353,669
	Orion Power Holdings 12.00% 5/1/10	1,610,000	1,638,175
•	Puget Sound Energy 6.974% 6/1/67	1,455,000	1,302,491
*	Texas Competitive Electric Holdings 10.25% 11/1/15	1,966,000	1,548,225
			15,392,287
Total Corporate Bonds (cost $396,721,073)			423,581,704

14

		Principal
		amount (U.S. $)	Value (U.S. $)
«Senior Secured Loans – 1.24%
	Alion Science Term Tranche Loan B 9.50% 2/6/13	$1,030,000	$1,028,713
	Energy Futures Holdings Term
	Tranche Loan B2 3.731% 10/10/14	1,494,249	1,227,729
	Harrahs Chester Downs 12.375% 12/31/16	932,188	964,814
	PQ Term Tranche Loan 6.74% 7/30/15	2,504,000	2,291,159
Total Senior Secured Loans (cost $5,150,653)			5,512,415

		Number of shares
Common Stock – 0.54%
†	Alliance HealthCare Services	107,528	540,866
∏=†	Avado Brands	10,211	0
	Blackstone Group	34,000	412,420
=†	Century Communications	4,250,000	0
†	Delta Air Lines	99	1,211
†	DIRECTV Class A	19,150	581,202
†	Flextronics International	49,950	316,683
†	GeoEye	7,900	202,793
†	Mirant	1,775	24,974
†	Mobile Mini	22,073	310,126
∏=†	PT Holdings	3,285	33
Total Common Stock (cost $5,643,235)			2,390,308

Preferred Stock – 0.75%
•	Bank of America
	8.00%	2,165,000	2,058,512
	8.125%	1,355,000	1,288,199
=	Port Townsend	657	0
Total Preferred Stock (cost $3,933,312)			3,346,711

Warrant – 0.00%
=†	Port Townsend	657	7
Total Warrant (cost $15,768)			7

15

Statement of net assets
Delaware High-Yield Opportunities Fund

	Principal
	amount (U.S. $)	Value (U.S. $)
≠Discount Note – 0.45%
Federal Home Loan Bank 0.03% 2/1/10	$2,010,008	$2,010,008
Total Discount Note (cost $2,010,008)		2,010,008

Total Value of Securities Before Securities
Lending Collateral – 99.22% (cost $417,953,671)		441,835,978

	Number of shares
Securities Lending Collateral** – 5.81%
Investment Companies
Mellon GSL DBT II Collateral Fund	19,271,915	19,271,915
BNY Mellon SL DBT II Liquidating Fund	6,650,133	6,582,301
@†Mellon GSL Reinvestment Trust II	542,043	23,037
Total Securities Lending Collateral (cost $26,464,091)		25,877,253

Total Value of Securities – 105.03%
(cost $444,417,762)		467,713,231	©
Obligation to Return Securities
Lending Collateral** – (5.94%)		(26,464,091)
Receivables and Other Assets
Net of Liabilities – 0.91%		4,068,128
Net Assets Applicable to 114,225,384
Shares Outstanding – 100.00%		$445,317,268

Net Asset Value – Delaware High-Yield Opportunities Fund
Class A ($333,719,533 / 85,625,259 Shares)		$3.90
Net Asset Value – Delaware High-Yield Opportunities Fund
Class B ($11,361,454 / 2,915,965 Shares)		$3.90
Net Asset Value – Delaware High-Yield Opportunities Fund
Class C ($35,616,861 / 9,122,726 Shares)		$3.90
Net Asset Value – Delaware High-Yield Opportunities Fund
Class R ($19,137,313 / 4,896,034 Shares)		$3.91
Net Asset Value – Delaware High-Yield Opportunities Fund
Institutional Class ($45,482,107 / 11,665,400 Shares)		$3.90

16

Components of Net Assets at January 31, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$510,083,161
Undistributed net investment income	144,971
Accumulated net realized loss on investments	(88,080,469)
Net unrealized appreciation of investments	23,169,605
Total net assets	$445,317,268

†	Non income producing security.
‡	Non income producing security. Security is currently in default.
*	Fully or partially on loan.
**	See Note 10 in “Notes to financial statements.”
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2010, the aggregate amount of Rule 144A securities was $179,351,946, which represented 40.28% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2010, the aggregate amount of fair valued securities was $698,144, which represented 0.16% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
Φ	Step coupon bond. Coupon decreases periodically based on a predetermined schedule. Stated rate in effect at January 31, 2010.
●	Variable rate security. The rate shown is the rate as of January 31, 2010.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at January 31, 2010.
@	Illiquid security. At January 31, 2010, the aggregate amount of illiquid securities was $2,093,294, which represented 0.47% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
∏	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At January 31, 2010, the aggregate amount of restricted securities was $1,054,933, or 0.24% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
©	Includes $26,051,420 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.

17

Statement of net assets
Delaware High-Yield Opportunities Fund

Summary of abbreviations:
PIK — Pay-in-Kind
CDS — Credit Default Swap

Net Asset Value and Offering Price Per Share –
Delaware High-Yield Opportunities Fund
Net asset value Class A (A)	$3.90
Sales charge (4.50% of offering price) (B)	0.18
Offering price	$4.08

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $100,000 or more.

1The following swap contracts were outstanding at January 31, 2010:

Swap Contracts
CDS Contracts
		Annual
Swap Counterparty &		Protection		Unrealized
Referenced Obligation	Notional Value	Payments	Termination Date	Depreciation
Protection Sold:
Citigroup Global Markets
MGM MIRAGE 5yr CDS	$1,145,000	5.00%	3/20/15	$(44,141)
Rite Aid 5yr CDS	480,000	5.00%	3/20/15	(32,069)
RRI Energy 5yr CDS	245,000	5.00%	3/20/15	(2,652)
Goldman
ArvinMeritor 5yr CDS	480,000	5.00%	3/20/15	(11,919)
First Data 5yr CDS	465,000	5.00%	3/20/15	(27,589)
Level 3 Communications 5yr CDS	480,000	5.00%	3/20/15	(10,352)
RRI Energy 5yr CDS	245,000	5.00%	3/20/15	(5,089)
	$3,540,000			$(133,811)

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Fund’s net assets.

1See Note 9 in “Notes to financial statements.”

See accompanying notes

18

Statement of operations
Delaware High-Yield Opportunities Fund	Six Months Ended January 31, 2010 (Unaudited)

Investment Income:
Interest	$21,210,389
Dividends	108,067
Securities lending income	61,280	$21,379,736

Expenses:
Management fees	$1,356,980
Distribution expenses – Class A	459,181
Distribution expenses – Class B	59,899
Distribution expenses – Class C	170,957
Distribution expenses – Class R	52,740
Dividend disbursing and transfer agent fees and expenses	348,883
Accounting and administration expenses	83,423
Registration fees	40,385
Reports and statements to shareholders	37,758
Legal fees	32,916
Audit and tax	27,514
Trustees’ fees	12,192
Pricing fees	8,261
Custodian fees	5,136
Insurance fees	4,549
Consulting fees	1,895
Trustees’ expenses	1,643
Dues and services	1,552	2,705,864
Less fees waived		(264,751)
Less waived distribution expenses – Class R		(8,790)
Total operating expenses		2,432,323
Net Investment Income		18,947,413

Net Realized and Unrealized Gain on Investments:
Net realized gain on:
Investments		26,522,273
Swap contracts		3,315
Net realized gain		26,525,588
Net change in unrealized appreciation/depreciation of investments		10,389,822
Net Realized and Unrealized Gain on Investments		36,915,410

Net Increase in Net Assets Resulting from Operations		$55,862,823

See accompanying notes

19

Statements of changes in net assets
Delaware High-Yield Opportunities Fund

	Six Months	Year
	Ended	Ended
	1/31/10	7/31/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$18,947,413	$18,419,287
Net realized gain (loss) on investments	26,525,588	(27,783,028)
Net change in unrealized appreciation/depreciation
of investments	10,389,822	40,906,115
Net increase in net assets resulting from operations	55,862,823	31,542,374

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(14,084,157)	(9,724,074)
Class B	(502,946)	(612,122)
Class C	(1,436,915)	(1,594,976)
Class R	(782,624)	(1,003,740)
Institutional Class	(2,031,037)	(3,912,812)
	(18,837,679)	(16,847,724)

Capital Share Transactions:
Proceeds from shares sold:
Class A	81,292,368	85,030,369
Class B	267,478	730,332
Class C	3,811,555	6,123,033
Class R	6,296,993	9,444,371
Institutional Class	13,418,164	48,085,976

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	9,773,868	3,890,250
Class B	278,102	177,432
Class C	792,466	440,724
Class R	763,763	458,625
Institutional Class	1,272,394	1,535,908

Net asset from merger*
Class A	—	117,921,329
Class B	—	6,250,672
Class C	—	10,338,149
Institutional Class	—	10,053,664
	117,967,151	300,480,834

20

	Six Months	Year
	Ended	Ended
	1/31/10	7/31/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(46,110,785)	$(45,783,019)
Class B	(2,245,567)	(3,163,862)
Class C	(3,462,584)	(6,403,923)
Class R	(4,805,829)	(5,395,479)
Institutional Class	(18,205,889)	(53,825,987)
	(74,830,654)	(114,572,270)
Increase in net assets derived
from capital share transactions	43,136,497	185,908,564
Net Increase in Net Assets	80,161,641	200,603,214

Net Assets:
Beginning of period	365,155,627	164,552,413
End of period (including undistributed net investment
income of $144,971 and $139,424, respectively)	$445,317,268	$365,155,627

*See Note 7 in “Notes to financial statements.”

See accompanying notes

21

Financial highlights
Delaware High-Yield Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

22

Six Months Ended	Year Ended
1/31/101	7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
(Unaudited)
$3.560	$3.880	$4.260	$4.260	$4.360	$4.210

0.173	0.323	0.299	0.321	0.319	0.292
0.339	(0.347)	(0.368)	0.012	(0.090)	0.184
0.512	(0.024)	(0.069)	0.333	0.229	0.476

(0.172)	(0.296)	(0.311)	(0.333)	(0.329)	(0.326)
(0.172)	(0.296)	(0.311)	(0.333)	(0.329)	(0.326)

$3.900	$3.560	$3.880	$4.260	$4.260	$4.360

14.60%	0.81%	(1.74% )	7.82%	5.49%	11.61%

$333,720	$261,286	$86,809	$102,420	$63,405	$82,988
1.11%	1.15%	1.13%	1.13%	1.13%	1.16%

1.24%	1.37%	1.31%	1.27%	1.29%	1.28%
9.13%	9.92%	7.28%	7.24%	7.42%	6.68%

9.00%	9.70%	7.10%	7.10%	7.26%	6.56%
148%	89%	143%	149%	151%	229%

23

Financial highlights
Delaware High-Yield Opportunities Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

24

Six Months Ended	Year Ended
1/31/101	7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
(Unaudited)
$3.560	$3.880	$4.260	$4.260	$4.360	$4.210

0.160	0.300	0.271	0.291	0.289	0.262
0.338	(0.347)	(0.368)	0.012	(0.090)	0.184
0.498	(0.047)	(0.097)	0.303	0.199	0.446

(0.158)	(0.273)	(0.283)	(0.303)	(0.299)	(0.296)
(0.158)	(0.273)	(0.283)	(0.303)	(0.299)	(0.296)

$3.900	$3.560	$3.880	$4.260	$4.260	$4.360

14.20%	0.11%	(2.42% )	7.08%	4.75%	10.85%

$11,361	$11,966	$7,827	$12,446	$13,597	$16,661
1.81%	1.85%	1.83%	1.83%	1.83%	1.86%

1.94%	2.07%	2.01%	1.97%	1.99%	1.98%
8.43%	9.22%	6.58%	6.54%	6.72%	5.98%

8.30%	9.00%	6.40%	6.40%	6.56%	5.86%
148%	89%	143%	149%	151%	229%

25

Financial highlights
Delaware High-Yield Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

26

Six Months Ended	Year Ended
1/31/101	7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
(Unaudited)
$3.560	$3.880	$4.260	$4.260	$4.360	$4.210

0.160	0.300	0.270	0.290	0.289	0.262
0.339	(0.347)	(0.368)	0.012	(0.090)	0.184
0.499	(0.047)	(0.098)	0.302	0.199	0.446

(0.159)	(0.273)	(0.282)	(0.302)	(0.299)	(0.296)
(0.159)	(0.273)	(0.282)	(0.302)	(0.299)	(0.296)

$3.900	$3.560	$3.880	$4.260	$4.260	$4.360

14.20%	0.10%	(2.44% )	7.07%	4.75%	10.84%

$35,617	$31,415	$21,146	$27,179	$16,285	$17,474
1.81%	1.85%	1.83%	1.83%	1.83%	1.86%

1.94%	2.07%	2.01%	1.97%	1.99%	1.98%
8.43%	9.22%	6.58%	6.54%	6.72%	5.98%

8.30%	9.00%	6.40%	6.40%	6.56%	5.86%
148%	89%	143%	149%	151%	229%

27

Financial highlights
Delaware High-Yield Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

28

Six Months Ended	Year Ended
1/31/101	7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
(Unaudited)
$3.570	$3.890	$4.270	$4.270	$4.370	$4.210

0.170	0.316	0.291	0.313	0.310	0.279
0.338	(0.347)	(0.368)	0.012	(0.090)	0.194
0.508	(0.031)	(0.077)	0.325	0.220	0.473

(0.168)	(0.289)	(0.303)	(0.325)	(0.320)	(0.313)
(0.168)	(0.289)	(0.303)	(0.325)	(0.320)	(0.313)

$3.910	$3.570	$3.890	$4.270	$4.270	$4.370

14.46%	0.62%	(1.93% )	7.59%	5.27%	11.52%

$19,137	$15,323	$11,305	$9,251	$3,704	$2,030
1.31%	1.35%	1.33%	1.33%	1.33%	1.46%

1.54%	1.67%	1.61%	1.57%	1.59%	1.58%
8.93%	9.72%	7.08%	7.04%	7.22%	6.38%

8.70%	9.40%	6.80%	6.80%	6.96%	6.26%
148%	89%	143%	149%	151%	229%

29

Financial highlights
Delaware High-Yield Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

30

Six Months Ended	Year Ended
1/31/101	7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
(Unaudited)
$3.560	$3.880	$4.260	$4.260	$4.360	$4.210

0.179	0.332	0.312	0.335	0.332	0.306
0.338	(0.347)	(0.368)	0.012	(0.090)	0.184
0.517	(0.015)	(0.056)	0.347	0.242	0.490

(0.177)	(0.305)	(0.324)	(0.347)	(0.342)	(0.340)
(0.177)	(0.305)	(0.324)	(0.347)	(0.342)	(0.340)

$3.900	$3.560	$3.880	$4.260	$4.260	$4.360

14.77%	1.11%	(1.45% )	8.15%	5.80%	11.96%

$45,482	$45,166	$37,465	$26,557	$13,837	$7,931
0.81%	0.85%	0.83%	0.83%	0.83%	0.86%

0.94%	1.07%	1.01%	0.97%	0.99%	0.98%
9.43%	10.22%	7.58%	7.54%	7.72%	6.98%

9.30%	10.00%	7.40%	7.40%	7.56%	6.86%
148%	89%	143%	149%	151%	229%

31

Notes to financial statements
Delaware High-Yield Opportunities Fund	January 31, 2010 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four Series: Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Core Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware High-Yield Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier

32

close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2006 - July 31, 2009) and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2010, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in

33

Notes to financial statements
Delaware High-Yield Opportunities Fund

1. Significant Accounting Policies (continued)

calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended January 31, 2010.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the six months period ended January 31, 2010. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, short sale and dividend interest expenses, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, non-routine expenses)), do not exceed 0.83% of average daily net assets of the Fund through April 30, 2010. In addition, DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, short sale and dividend interest expenses, certain insurance costs, and nonroutine expenses (as defined above)), do not exceed 0.81% of the average daily net assets of the Fund until such time as the waiver is discontinued. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

34

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended January 31, 2010, the Fund was charged $10,438 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit distribution and service fees through November 30, 2010 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets.

At January 31, 2010, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$187,067
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	56,107
Distribution fees payable to DDLP	132,536
Other expenses payable to DMC and affiliates*	24,766

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2010, the Fund was charged $13,841 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2010, DDLP earned $ 21,743 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2010, DDLP received gross CDSC commissions of $—, $7,860 and $2,756 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

35

Notes to financial statements
Delaware High-Yield Opportunities Fund

3. Investments

For the six months ended January 31, 2010, the Fund made purchases of $339,823,216 and sales of $299,097,782 of investment securities other than short-term investments.

At January 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2010, the cost of investments for federal income tax purposes was $443,277,620. At January 31, 2010, the net unrealized appreciation was $24,435,611, of which $32,461,204 related to unrealized appreciation of investments and $8,025,593 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$433,390,840	$698,104	$434,088,944
Common Stock	2,390,275	—	33	2,390,308
Short-Term	—	2,010,008	—	2,010,008
Securities Lending Collateral	19,271,915	6,582,301	23,037	25,877,253
Other	—	3,346,711	7	3,346,718
Total	$21,662,190	$445,329,860	$721,181	$467,713,231

CDS Contracts	$—	$(133,811)	$—	$(133,811)

36

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Securities
	Corporate	Common	Lending		Total
	Debt	Stock	Collateral	Other	Fund
Balance as of 7/31/09	$698,104	$33	$54	$7	$698,198
Net change in unrealized
appreciation/depreciation	9,892	—	22,983	—	32,875
Sales	(9,892)	—	—	—	(9,892)
Balance as of 1/31/10	$698,104	$33	$23,037	$7	$721,181

Net change in unrealized
appreciation/depreciation
from investments still held
as of 1/31/10	$2,057,040	$—	$22,983	$—	$2,080,023

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending July 31, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2010 and year ended July 31, 2009 was as follows:

	Six Months Ended	Year Ended
	1/31/10*	7/31/09
Ordinary income	$18,837,679	$16,847,724

*Tax information for the period ended January 31, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

37

Notes to financial statements
Delaware High-Yield Opportunities Fund

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$510,083,161
Undistributed ordinary income	19,107
Realized gains 8/1/09 – 1/31/10	6,408,556
Capital loss carryforwards as of 7/31/09*	(95,629,167)
Unrealized appreciation of investments	24,435,611
Net assets	$445,317,268

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund merger with Delaware Delchester® Fund in 2009.

The differences between book basis and tax basis components of the net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of market discount and premium on debt instruments and tax treatment of CDS contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of CDS contracts and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2010, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$(104,187)
Accumulated net realized gain	104,187

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2009 will expire as follows: $22,209,071 expires in 2010, $424,701 expires in 2014, $2,400,079 expires in 2015, $30,094,931 expires in 2016 and $40,500,385 expires in 2017. The use of these losses are subject to an annual limitation in accordance with the Internal Revenue Code.

For the six months ended January 31, 2010, the Fund had capital gains of $6,408,556, which may reduce the capital loss carryforwards.

38

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	1/31/10	7/31/09
Shares Sold:
Class A	21,745,738	26,129,812
Class B	72,153	240,686
Class C	1,001,804	1,919,047
Class R	1,649,440	2,963,086
Institutional Class	3,554,759	15,842,026

Shares issued upon reinvestment of dividends and distributions:
Class A	2,602,850	1,181,475
Class B	74,387	54,317
Class C	218,658	134,888
Class R	214,740	142,266
Institutional Class	337,194	475,291

Shares issued from merger*:
Class A	—	38,162,242
Class B	—	2,022,872
Class C	—	3,345,679
Institutional Class	—	3,253,613
	31,471,723	95,867,300

Shares repurchased:
Class A	(12,173,634)	(14,388,658)
Class B	(595,293)	(972,178)
Class C	(913,493)	(2,029,499)
Class R	(1,262,887)	(1,717,921)
Institutional Class	(4,920,685)	(16,530,437)
	(19,865,992)	(35,638,693)
Net increase	11,605,731	60,228,607

*See Note 7

For the six months ended January 31, 2010 and year ended July 31, 2009, 184,025 Class B shares were converted to 184,025 Class A shares valued at $696,742 and 280,415 Class B shares were converted to 280,215 Class A shares valued at $914,661, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

39

Notes to financial statements
Delaware High-Yield Opportunities Fund

7. Fund Merger

Effective April 17, 2009, the Fund acquired all of the assets and assumed all of the liabilities of Delaware Delchester® Fund (Acquired Fund), an open-end investment company, in exchange for shares of the Fund pursuant to a Plan and Agreement of Reorganization (Reorganization). The shareholders of the Acquired Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their share in the Acquired Fund prior to the Reorganization.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund’s basis in securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized depreciation and accumulated net realized loss of the Acquired Fund as of the close of business on April 17, 2009, were as follows:

Net assets	$144,563,814
Accumulated net realized loss	(283,001,676)
Net unrealized depreciation	(20,252,523)

The net assets of the Fund prior to the Reorganization were $139,465,569. The combined net assets after Reorganization were $284,029,383.

8. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Fund had no amounts outstanding as of January 31, 2010 or at any time during the period then ended.

9. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Swap Contracts — The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

40

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/ receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended January 31, 2010, the Fund entered into CDS contracts as a seller of protection. Periodic receipts on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon receipt, such amounts are recorded as realized losses

41

Notes to financial statements
Delaware High-Yield Opportunities Fund

9. Derivatives (continued)

(gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At January 31, 2010, the aggregate unrealized depreciation of credit default swaps was $133,811. The Fund had posted $ 737,500 as collateral, net of collateral received, for certain open derivatives. If a credit event had occurred for all swap transactions where collateral posting was required as of January 31, 2010, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $3,540,000 less the value of the contracts’ related reference obligations. For the six months ended January 31, 2010, the Fund did not enter into any CDS contracts as a purchaser of protection.

As disclosed in the footnotes to the statement of net assets, at January 31, 2010, the notional value of the protection sold was $3,540,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. At January 31, 2010, the net unrealized depreciation of the protection sold was $133,811.

Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

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10. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At January 31, 2010, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT Liquidating Fund (Liquidating Fund) effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

43

Notes to financial statements
Delaware High-Yield Opportunities Fund

10. Securities Lending (continued)

At January 31, 2010, the value of the securities on loan was $26,051,420, for which the Fund received collateral, comprised of non-cash collateral valued at $256,410, and cash collateral of $26,464,091. At January 31, 2010, the value of invested collateral was $25,877,253. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

11. Credit and Market Risk

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

12. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

13. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

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14. Subsequent Events

Management has evaluated whether any events or transactions occurred subsequent to January 31, 2010 through March 15, 2010, the date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

45

Other Fund information
(Unaudited)
Delaware High-Yield Opportunities Fund

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments® Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”) which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).
46

In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);
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Other Fund information
(Unaudited)
Delaware High-Yield Opportunities Fund

Board Consideration of New Investment Advisory Agreement (continued)
  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments® Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware Investments Fund for the same class of shares in another Delaware Investments Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory

48

Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreement

49

Other Fund information
(Unaudited)
Delaware High-Yield Opportunities Fund

Board Consideration of New Investment Advisory Agreement (continued)

would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

Comparative Expenses. The Trustees also considered expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

Management Profitability. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the Funds

50

and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

Economies of Scale. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

51

Other Fund information
(Unaudited)
Delaware High-Yield Opportunities Fund

Board Consideration of New Investment Advisory Agreement (continued)

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments® Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements; (ii) such benefits did not impose a cost or burden on the Funds or their shareholders; and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

Board Review of Macquarie Group. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic

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plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

Conclusion. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

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About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware High-Yield Opportunities Fund and the Delaware Investments Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

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Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics

         Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Income Funds

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 5, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 5, 2010

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 5, 2010